UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2007 through August 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2007 (UNAUDITED)

Institutional

Trust

Funds

JPMorgan Core Bond Trust
JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Trust	2
JPMorgan Equity Index Trust	4
JPMorgan Intermediate Bond Trust	6
Schedules of Portfolio Investments	8
Financial Statements	52
Financial Highlights	56
Notes to Financial Statements	58
Trustees	63
Officers	64
Schedule of Shareholder Expenses	66

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

PRESIDENT’S LETTER
SEPTEMBER 12, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Institutional Trust Portfolios. Inside, you’ll find information detailing the performance of the Portfolios for the six months ended August 31, 2007.

“Despite the volatility financial markets experienced in the final weeks of the period, the economic data released in August continued to support the prospect for solid growth in the third quarter.”

Markets battle volatility to post gains

The financial markets rode a wave of changing market sentiment during the six-month period ended August 31, 2007. Despite market volatility, investors generally stayed afloat, with the Lehman Brothers Aggregate Bond Index returning 1.54% and the S&P 500 Index returning 5.70%.

Economic optimism pushes Treasury yields higher

Early in the six-month period, an increase in business spending and inventory rebuilding suggested that economic growth would rebound from the first calendar quarter’s tepid pace of 0.6%. These economic indicators fueled stock investors’ optimism, as they helped push U.S. Treasury yields higher, with rates easily topping 5% across the yield curve. In addition, yields on spread sectors increased due to unease regarding credit quality in the leveraged and sub-investment-grade loan markets.

Optimism gives way as credit concerns swell

Credit and liquidity concerns mounted throughout the summer months. Reduced liquidity in the markets for non-agency mortgages, high-yield debt and asset-backed securities showed no signs of easing, and remained the dominant theme in the markets.

Given the high degree of uncertainty regarding exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance, and investors were jolted by a series of unfavorable news releases and strong volatility.

Among bonds, the U.S. Treasury market ultimately posted positive returns, despite a strong rebound in second-quarter gross domestic product (GDP) growth to 4.0%. The pace of economic growth took a back seat to credit market woes, which sparked a “flight to quality” into the Treasury market. Yields on most Treasuries ended the period lower, with shorter-term securities showing the greatest decline.

After posting strong gains throughout most of the period, the U.S. stock market declined in mid-July. By the end of August, though, stocks were able to distance themselves somewhat from the credit market’s concerns, with most equity investors retaining their belief in solid longer-term fundamentals.

Investors anticipate Fed rate cut

Investors sharply cut back their interest-rate expectations in August, as the Federal Reserve (Fed) grappled with two objectives: 1) limiting the risk of a systemic failure in financial institutions and funds due to the sharp rise in the cost of credit; and 2) protecting the “real economy” without appearing to bail out those investors who took on too much risk.

Late in the period, the Fed reduced the discount rate by 50 basis points (bps). The Fed did not change its fed funds target, but it issued a statement strongly suggesting a policy tilt toward an easing bias. The Fed noted that “the downside risks to growth have increased appreciably,” leaving the Fed “prepared to act as needed to mitigate the adverse effects on the economy arising from the disruptions in financial markets.”

The Fed’s lowering of the discount rate and its easing bias, combined with supportive speeches from Fed Chairman Ben Bernanke and President George Bush, bolstered stocks. But the fixed income markets remained driven by volatility and risk aversion.

Economic outlook remains upbeat

Despite the volatility financial markets experienced in the final weeks of the period, the economic data released in August continued to support the prospect for solid growth in the third quarter:

•	The unemployment rate remained unchanged at 4.6%.
•	The income and consumption report showed wages and salaries up 7.2% over the prior July, the highest growth rate in this cycle.
•	The July core consumer price index showed a year-over-year increase of 2.2%, unchanged from the previous month.
•	The core personal consumption expenditures deflator, the Fed’s preferred inflation gauge, remained steady at 1.9%, within the Fed’s inflation “comfort zone.”

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/2007 (In Thousands)	$2,784,929
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	AAA
Duration	4.63 Years

Q:	HOW DID THE PORTFOLIO PERFORM?

A:	The JPMorgan Core Bond Trust, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities, returned 1.91%* over the six months ended August 31, 2007, compared to the 1.54% return for the Lehman Brothers Aggregate Bond Index over the same period.**

Q:	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A:	The Portfolio outperformed its benchmark for the period. Yield curve positioning and security selection contributed to performance. The Portfolio’s allocation to higher-quality credit was a positive, as lower-rated credit spreads widened considerably, especially near the end of the period. The Portfolio’s focus on well-structured collateralized mortgage obligations also contributed to performance. On the downside, an underweight in U.S. Treasuries was slightly negative for the Portfolio, as the flight-to-quality rally near the end of the period drove Treasury prices higher. The Portfolio’s overweight in the financial sector also detracted from performance.

Q:	HOW WAS THE PORTFOLIO MANAGED?

A:	We continued to focus on security selection as our primary strategy. Although recent volatility in the markets led to dramatic spread widening in the credit and mortgage sectors, it provided buying opportunities for the Portfolio. We selectively added to the Portfolio’s mortgage pass-through allocation while maintaining a defensive posture in the credit sector. We remained overweight in mortgage-backed securities (MBS) and asset-backed securities and underweight in agency debentures and corporate bonds. In terms of maturity structure, we maintained an overweight in the 0-1 year segment and underweight in the 30-year portion of the yield curve. The Portfolio’s allocation to cash equivalents remained at the higher end of the typical range, though some cash was allocated into attractively priced MBS.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	48.2%
U.S. Treasury Obligations	21.2
Corporate Bonds	10.9
Mortgage Pass-Through Securities	9.4
Asset-Backed Securities	1.6
Commercial Mortgage-Backed Securities	1.5
U.S. Government Agency Securities	1.2
Other (less than 1.0%)	0.6
Short-Term Investments	5.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2007. The Fund’s composition is subject to change.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	5.55%	3.87%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 8/31/2007)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Lehman Brothers Aggregate Bond Index from February 7, 2005 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Lehman Brothers Aggregate Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Aggregate Bond Index is an unmanaged index and represents a mix of maturities. It is a replica (or model) of the U.S. government bond, mortgage-backed securities and corporate bond markets. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/2007 (In Thousands)	$443,028
Primary Benchmark	S&P 500 Index*

Q:	HOW DID THE PORTFOLIO PERFORM?

A:	The JPMorgan Equity Index Trust, which seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), returned 5.65%** over the six months ended August 31, 2007, compared to the 5.70% return for the S&P 500 Index over the same period.***

Q:	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A:	The Portfolio underperformed its benchmark for the period. U.S. equities provided investors with generally solid returns. March, April and May proved to be notably good months, as first-quarter earnings came in higher than expected. An active merger-and-acquisition (M&A) market was also positive for equities. However, S&P 500 Index returns took a negative turn in June and July. Concerns about the U.S. housing market, sub-prime mortgages and tightening in global credit led the market lower. Additionally, M&A activity, which had been a tailwind for the rising market, also slowed substantially. Despite these negatives, the market was able to rebound a bit in August, with positive returns for the month. At the sector level, most (8 of 10) turned in positive returns for the period. The two best-performing sectors were energy and information technology, with returns of 23.87% and 13.74%, respectively. The two worst-performing sectors were financials and consumer discretionary, with returns in the negative low to middle single-digit range. On a relative basis, the Portfolio produced returns very comparable to that of its benchmark, which is consistent with its indexing strategy.

Q:	HOW WAS THE PORTFOLIO MANAGED?

A:	In line with the objectives of an index strategy, the Portfolio seeks to provide investors with a pure benchmark exposure with zero active risk. The Portfolio was managed according to a full-replication index strategy — with all 500 of the stocks in the benchmark being held in the Portfolio — in strict conformity to the benchmark weights. Changes to the composition and stock weightings within the index were implemented in the Portfolio in a timely, efficient and low-cost manner. Portfolio exposures at the stock, sector and factor level are closely monitored to ensure that unintended active bets are not in place. The Portfolio is fully invested at all times to minimize any market risk and, thereby, eliminate the effects of cash drag on performance. Typically, the Portfolio will be 99.50% invested in common stocks and 0.50% invested in equitized cash. Cash is equitized by investing in some combination of index futures contracts and exchange-traded funds.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****

1.	Exxon Mobil Corp.	3.7%
2.	General Electric Co.	3.0
3.	AT&T, Inc.	1.9
4.	Microsoft Corp.	1.8
5.	Citigroup, Inc.	1.8
6.	Bank of America Corp.	1.7
7.	Procter & Gamble Co.	1.6
8.	Cisco Systems, Inc.	1.5
9.	Chevron Corp.	1.4
10.	Johnson & Johnson	1.4

PORTFOLIO COMPOSITION****

Financials	19.9%
Information Technology	16.1
Health Care	11.6
Industrials	11.3
Energy	11.1
Consumer Discretionary	9.7
Consumer Staples	9.4
Telecommunication Services	3.7
Utilities	3.4
Materials	3.1
Other (less than 1.0%)	0.7

*	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
***	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2007. The Fund’s composition is subject to change.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	15.05%	10.16%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 8/31/2007)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust and S&P 500 Index from February 7, 2005 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index represents the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/2007 (In Thousands)	$316,048
Primary Benchmark	Lehman Brothers Intermediate Government/ Credit Bond Index
Average Credit Quality	AAA
Duration	3.70 Years

Q:	HOW DID THE PORTFOLIO PERFORM?

A:	The JPMorgan Intermediate Bond Trust, which seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities, returned 2.06%* over the six months ended August 31, 2007, compared to the 2.19% return for the Lehman Brothers Intermediate Government/Credit Bond Index over the same period.**

Q:	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A:	The Portfolio underperformed its benchmark for the period due primarily to a sizable underweight in U.S. Treasury securities. Treasuries across the yield curve benefited from the flight to quality that occurred near the end of the period, but our underweight mitigated its impact on the Portfolio. Yield curve positioning relative to the index was also a slight negative. On the positive side, the Portfolio’s underweight in the credit sector and allocation to higher-quality credit contributed to performance, as lower-rated credit spreads widened considerably, especially near the end of the period. The Portfolio’s focus on well-structured collateralized mortgage obligations also contributed to performance.

Q:	HOW WAS THE PORTFOLIO MANAGED?

A:	We are value investors who focus on security selection. The majority of our time is spent looking for and analyzing securities, which, if selected, are held over time, resulting in a typically low turnover. The Portfolio’s duration positioning, roughly 3.68 years versus 3.65 years for the benchmark, is consistent with our duration management philosophy of maintaining our duration at ±10% of the benchmark.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	38.1%
U.S. Treasury Obligations	22.3
Corporate Bonds	20.0
Mortgage Pass-Through Securities	10.1
Asset Backed Securities	3.0
U.S. Government Agency Securities	1.7
Commercial Mortgage Backed Securities	1.5
Other (less than 1.0%)	0.3
Short-Term Investments	3.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2007. The Fund’s composition is subject to change.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	5.48%	3.80%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 8/31/2007)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Intermediate Bond Trust and the Lehman Brothers Intermediate Government/Credit Bond Index from February 7, 2005 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Lehman Brothers Intermediate Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. government agency and Treasury securities and investment grade corporate bonds. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 94.4%
		Asset-Backed Securities — 1.6%
1,281		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,268
		AmeriCredit Automobile Receivables Trust,
5,525		Series 2006-BG, Class A3, 5.21%, 10/06/11	5,512
5,010		Series 2006-BG, Class A4, 5.21%, 09/06/13	4,986
3,215		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.03%, 04/15/12	3,198
		Citibank Credit Card Issuance Trust,
3,290		Series 2002-C2, Class C2, 6.95%, 02/18/14	3,419
1,841		Series 2005-B1, Class B1, 4.40%, 09/15/10	1,822
800		Series 2007-A3, Class A3, 6.15%, 06/15/39	804
710		CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	707
		Countrywide Asset-Backed Certificates,
1,150		Series 2004-6, Class M1, FRN, 6.11%, 10/25/34	1,126
2,704		Series 2004-AB2, Class A2, FRN, 5.78%, 05/25/36	2,689
2,500		Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.25%, 09/15/11	2,491
729		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.71%, 04/25/29	631
1,049		Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	1,034
6,350		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	6,355
		MBNA Credit Card Master Note Trust,
2,074		Series 2002-C1, Class C1, 6.80%, 07/15/14	2,143
866		Series 2003-C1, Class C1, FRN, 7.31%, 06/15/12	880
1,507		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,573
1,300		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,299
		WFS Financial Owner Trust,
390		Series 2003-4, Class A4, 3.15%, 05/20/11	388
1,500		Series 2005-1, Class A4, 3.87%, 08/17/12	1,476
		Total Asset Backed Securities (Cost $44,386)	43,801
		Collateralized Mortgage Obligations — 48.1%
		Agency CMO — 33.4%
3,384		Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	3,391
		Federal Home Loan Mortgage Corp. REMICS,
104		Series 11, Class D, 9.50%, 07/15/19	109
31		Series 22, Class C, 9.50%, 04/15/20	33
49		Series 23, Class F, 9.60%, 04/15/20	54
6		Series 47, Class F, 10.00%, 06/15/20	6
20		Series 99, Class Z, 9.50%, 01/15/21	21
9		Series 134, Class B, IO, 9.00%, 04/01/22	2
—	(h)	Series 204, Class E, IF, HB, 770.04%, 05/15/23	—	(h)
1		Series 411, Class I, HB, 84.00%, 05/15/20	1
—	(h)	Series 1045, Class G, HB, 1067.64%, 02/15/21	—	(h)
20		Series 1065, Class J, 9.00%, 04/15/21	21
7		Series 1079, Class S, IF, 14.88%, 05/15/21	9
31		Series 1084, Class F, FRN, 6.58%, 05/15/21	31
22		Series 1084, Class S, IF, 19.91%, 05/15/21	22
37		Series 1116, Class I, 5.50%, 08/15/21	37
31		Series 1144, Class KB, 8.50%, 09/15/21	31
—	(h)	Series 1172, Class L, VAR, HB, 1182.96%, 11/15/21	—	(h)
2		Series 1196, Class B, IF, HB, 502.20%, 01/15/22	24
327		Series 1212, Class IZ, 8.00%, 02/15/22	326
58		Series 1250, Class J, 7.00%, 05/15/22	58
71		Series 1343, Class LA, 8.00%, 08/15/22	77
90		Series 1343, Class LB, 7.50%, 08/15/22	90
170		Series 1370, Class JA, FRN, 6.78%, 09/15/22	170
163		Series 1455, Class WB, IF, 1.86%, 12/15/22	148
4		Series 1465, Class SA, IF, IO, 3.38%, 02/15/08	—	(h)
743		Series 1466, Class PZ, 7.50%, 02/15/23	755
13		Series 1470, Class F, FRN, 5.28%, 02/15/23	13
907		Series 1498, Class I, FRN, 6.78%, 04/15/23	914
1,131		Series 1502, Class PX, 7.00%, 04/15/23	1,162
152		Series 1505, Class Q, 7.00%, 05/15/23	156
4		Series 1506, Class F, FRN, 5.93%, 05/15/08	4
1		Series 1506, Class S, IF, 9.99%, 05/15/08	1
13		Series 1506, Class SD, IF, IO, 2.88%, 05/15/08	—	(h)
299		Series 1512, Class J, 6.50%, 05/15/08	298
57		Series 1513, Class N, 6.50%, 05/15/08	57
367		Series 1518, Class G, IF, 3.99%, 05/15/23	349
128		Series 1541, Class M, IF, 10.67%, 07/15/23	140
349		Series 1541, Class O, FRN, 4.07%, 07/15/23	342
25		Series 1544, Class J, IF, 7.14%, 07/15/08	25
324		Series 1558, Class D, 6.50%, 07/15/23	328
25		Series 1561, Class TA, PO, 08/15/08	24
32		Series 1570, Class F, FRN, 5.78%, 08/15/23	32
1,253		Series 1573, Class PZ, 7.00%, 09/15/23	1,287
19		Series 1575, Class FB, FRN, 7.13%, 08/15/08	19
8		Series 1575, Class SB, IF, 2.63%, 08/15/08	8
755		Series 1591, Class PV, 6.25%, 10/15/23	772
95		Series 1595, Class D, 7.00%, 10/15/13	97
291		Series 1596, Class D, 6.50%, 10/15/13	296

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
27	Series 1602, Class SA, IF, 4.47%, 10/15/23	24
46	Series 1604, Class SA, IF, 6.89%, 11/15/08	46
77	Series 1606, Class SC, IF, 9.58%, 11/15/08	77
49	Series 1607, Class SA, IF, 9.56%, 10/15/13	53
2,826	Series 1608, Class L, 6.50%, 09/15/23	2,922
1,176	Series 1609, Class LG, IF, 5.15%, 11/15/23	1,182
342	Series 1611, Class JA, FRN, 6.63%, 08/15/23	345
325	Series 1611, Class JB, IF, 2.72%, 08/15/23	309
85	Series 1612, Class SD, IF, 7.04%, 11/15/08	85
91	Series 1625, Class SD, IF, 8.51%, 12/15/08	91
856	Series 1638, Class H, 6.50%, 12/15/23	889
1,431	Series 1642, Class PJ, 6.00%, 11/15/23	1,450
25	Series 1659, Class SB, IF, 8.50%, 01/15/09	25
14	Series 1671, Class QC, IF, 10.00%, 02/15/24	17
86	Series 1685, Class Z, 6.00%, 11/15/23	87
18	Series 1686, Class SH, IF, 6.58%, 02/15/24	19
38	Series 1689, Class SD, IF, 8.52%, 10/15/23	37
377	Series 1695, Class EB, 7.00%, 03/15/24	388
172	Series 1698, Class SC, IF, 9.48%, 03/15/09	174
93	Series 1699, Class FC, FRN, 6.23%, 03/15/24	95
427	Series 1700, Class GA, PO, 02/15/24	409
943	Series 1706, Class K, 7.00%, 03/15/24	985
44	Series 1709, Class FA, FRN, 4.18%, 03/15/24	43
103	Series 1745, Class D, 7.50%, 08/15/24	103
2,211	Series 1760, Class ZD, FRN, 4.53%, 02/15/24	2,143
1,153	Series 1798, Class F, 5.00%, 05/15/23	1,121
67	Series 1807, Class A, 6.00%, 11/15/08	67
17	Series 1807, Class G, 9.00%, 10/15/20	18
333	Series 1829, Class ZB, 6.50%, 03/15/26	343
51	Series 1844, Class E, 6.50%, 10/15/13	51
336	Series 1863, Class Z, 6.50%, 07/15/26	344
39	Series 1865, Class D, PO, 02/15/24	28
204	Series 1890, Class H, 7.50%, 09/15/26	209
554	Series 1899, Class ZE, 8.00%, 09/15/26	565
52	Series 1900, Class T, PO, 08/15/08	51
32	Series 1935, Class FL, FRN, 6.33%, 02/15/27	32
459	Series 1963, Class Z, 7.50%, 01/15/27	467
74	Series 1967, Class PC, PO, 10/15/08	73
68	Series 1970, Class PG, 7.25%, 07/15/27	68
676	Series 1981, Class Z, 6.00%, 05/15/27	675
297	Series 1987, Class PE, 7.50%, 09/15/27	302
21	Series 2017, Class SE, IF, 8.41%, 12/15/08	20
662	Series 2019, Class Z, 6.50%, 12/15/27	682
432	Series 2025, Class PE, 6.30%, 01/15/13	437
240	Series 2033, Class SN, IF, IO, 12.20%, 03/15/24	56
651	Series 2038, Class PN, IO, 7.00%, 03/15/28	140
1,036	Series 2040, Class PE, 7.50%, 03/15/28	1,058
264	Series 2043, Class CJ, 6.50%, 04/15/28	271
875	Series 2054, Class PV, 7.50%, 05/15/28	917
601	Series 2055, Class OE, 6.50%, 05/15/13	613
2,123	Series 2075, Class PH, 6.50%, 08/15/28	2,188
1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,830
1,154	Series 2086, Class GB, 6.00%, 09/15/28	1,168
785	Series 2089, Class PJ, IO, 7.00%, 10/15/28	149
3,627	Series 2095, Class PE, 6.00%, 11/15/28	3,682
366	Series 2097, Class PV, 6.00%, 09/15/09	367
1,442	Series 2102, Class TC, 6.00%, 12/15/13	1,465
909	Series 2102, Class TU, 6.00%, 12/15/13	924
3,647	Series 2115, Class PE, 6.00%, 01/15/14	3,707
1,197	Series 2125, Class JZ, 6.00%, 02/15/29	1,212
219	Series 2132, Class SB, IF, 7.50%, 03/15/29	235
176	Series 2134, Class PI, IO, 6.50%, 03/15/19	31
100	Series 2135, Class UK, IO, 6.50%, 03/15/14	13
109	Series 2141, Class IO, IO, 7.00%, 04/15/29	23
108	Series 2143, Class CD, 6.00%, 02/15/28	109
225	Series 2163, Class PC, IO, 7.50%, 06/15/29	47
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,572
942	Series 2172, Class QC, 7.00%, 07/15/29	983
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,219
231	Series 2189, Class SA, IF, 6.26%, 02/15/28	235
670	Series 2201, Class C, 8.00%, 11/15/29	699
505	Series 2209, Class TC, 8.00%, 01/15/30	533
756	Series 2210, Class Z, 8.00%, 01/15/30	789
178	Series 2224, Class CB, 8.00%, 03/15/30	183
611	Series 2230, Class Z, 8.00%, 04/15/30	612
488	Series 2234, Class PZ, 7.50%, 05/15/30	498
377	Series 2247, Class Z, 7.50%, 08/15/30	389
529	Series 2256, Class MC, 7.25%, 09/15/30	533
1,134	Series 2259, Class ZM, 7.00%, 10/15/30	1,159
50	Series 2261, Class ZY, 7.50%, 10/15/30	51
142	Series 2262, Class Z, 7.50%, 10/15/30	141
1,082	Series 2271, Class PC, 7.25%, 12/15/30	1,098
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,622
736	Series 2296, Class PD, 7.00%, 03/15/31	757
2	Series 2299, Class G, 7.00%, 05/15/14	2
207	Series 2306, Class K, PO, 05/15/24	163
490	Series 2306, Class SE, IF, IO, 5.57%, 05/15/24	51
746	Series 2313, Class LA, 6.50%, 05/15/31	771
424	Series 2323, Class VO, 6.00%, 10/15/22	427
1,458	Series 2325, Class PM, 7.00%, 06/15/31	1,547

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
3,895	Series 2344, Class QG, 6.00%, 08/15/16	3,957
8,396	Series 2344, Class ZD, 6.50%, 08/15/31	8,546
726	Series 2344, Class ZJ, 6.50%, 08/15/31	750
807	Series 2345, Class NE, 6.50%, 08/15/31	831
950	Series 2345, Class PQ, 6.50%, 08/15/16	976
778	Series 2351, Class PZ, 6.50%, 08/15/31	792
1,439	Series 2353, Class TD, 6.00%, 09/15/16	1,468
1,179	Series 2355, Class BP, 6.00%, 09/15/16	1,198
531	Series 2359, Class PM, 6.00%, 09/15/16	540
1,302	Series 2359, Class ZB, 8.50%, 06/15/31	1,492
2,250	Series 2360, Class PG, 6.00%, 09/15/16	2,284
889	Series 2362, Class PD, 6.50%, 06/15/20	894
74	Series 2362, Class PJ, 6.50%, 10/15/28	74
533	Series 2363, Class PF, 6.00%, 09/15/16	542
965	Series 2366, Class MD, 6.00%, 10/15/16	981
1,348	Series 2367, Class ME, 6.50%, 10/15/31	1,389
429	Series 2371, Class VB, 6.00%, 08/15/15	429
5	Series 2382, Class TL, IO, 6.50%, 02/15/31	—	(h)
3,809	Series 2391, Class QR, 5.50%, 12/15/16	3,829
745	Series 2391, Class VQ, 6.00%, 10/15/12	756
1,374	Series 2392, Class PV, 6.00%, 12/15/20	1,383
1,333	Series 2394, Class MC, 6.00%, 12/15/16	1,355
1,801	Series 2399, Class OH, 6.50%, 01/15/32	1,861
2,769	Series 2399, Class TH, 6.50%, 01/15/32	2,862
501	Series 2014, Class OD, PO, 08/15/35	333
2,572	Series 2410, Class NG, 6.50%, 02/15/32	2,676
741	Series 2410, Class OE, 6.38%, 02/15/32	761
1,979	Series 2410, Class QS, IF, 4.91%, 02/15/32	1,942
654	Series 2410, Class QX, IF, IO, 3.04%, 02/15/32	64
310	Series 2412, Class SE, IF, 4.38%, 02/15/09	310
1,366	Series 2412, Class SP, IF, 4.88%, 02/15/32	1,305
3,545	Series 2420, Class XK, 6.50%, 02/15/32	3,665
1,440	Series 2423, Class MC, 7.00%, 03/15/32	1,501
1,491	Series 2423, Class MT, 7.00%, 03/15/32	1,555
1,152	Series 2425, Class OB, 6.00%, 03/15/17	1,171
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,341
2,100	Series 2434, Class TC, 7.00%, 04/15/32	2,192
565	Series 2435, Class CJ, 6.50%, 04/15/32	584
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,910
1,859	Series 2436, Class MC, 7.00%, 04/15/32	1,941
1,278	Series 2444, Class ES, IF, IO, 2.34%, 03/15/32	111
806	Series 2450, Class GZ, 7.00%, 05/15/32	832
1,022	Series 2450, Class SW, IF, IO, 2.39%, 03/15/32	88
491	Series 2454, Class BG, 6.50%, 08/15/31	496
3,791	Series 2455, Class GK, 6.50%, 05/15/32	3,924
942	Series 2458, Class QE, 5.50%, 06/15/17	947
2,567	Series 2460, Class VZ, 6.00%, 11/15/29	2,599
2,051	Series 2462, Class JG, 6.50%, 06/15/32	2,132
1,921	Series 2466, Class PG, 6.50%, 04/15/32	1,986
942	Series 2466, Class PH, 6.50%, 06/15/32	977
1,884	Series 2474, Class NR, 6.50%, 07/15/32	1,952
567	Series 2480, Class PV, 6.00%, 07/15/11	574
1,885	Series 2484, Class LZ, 6.50%, 07/15/32	1,971
1,038	Series 2498, Class UD, 5.50%, 06/15/16	1,041
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,248
478	Series 2500, Class TD, 5.50%, 02/15/16	478
428	Series 2503, Class BH, 5.50%, 09/15/17	430
2,000	Series 2508, Class AQ, 5.50%, 10/15/17	2,010
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,085
1,051	Series 2513, Class TG, 6.00%, 02/15/32	1,065
1,880	Series 2513, Class YO, PO, 02/15/32	1,634
3,767	Series 2515, Class DE, 4.00%, 03/15/32	3,530
1,420	Series 2518, Class PX, 5.50%, 09/15/13	1,428
406	Series 2519, Class BT, 8.50%, 09/15/31	436
465	Series 2521, Class PU, 5.50%, 05/15/10	468
1,917	Series 2527, Class VU, 5.50%, 10/15/13	1,925
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,700
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,268
1,130	Series 2541, Class GX, 5.50%, 02/15/17	1,135
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,865
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,422
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,485
1,534	Series 2565, Class MB, 6.00%, 05/15/30	1,543
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,281
491	Series 2571, Class SK, IF, 10.30%, 09/15/23	557
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,731
1,941	Series 2586, Class WI, IO, 6.50%, 03/15/33	459
2,000	Series 2587, Class WX, 5.00%, 03/15/18	1,935
1,527	Series 2594, Class VA, 6.00%, 03/15/14	1,546
3,300	Series 2594, Class VP, 6.00%, 02/15/14	3,336
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,574
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,351
5,451	Series 2597, Class DS, IF, IO, 1.94%, 02/15/33	345
7,153	Series 2599, Class DS, IF, IO, 1.39%, 02/15/33	358
8,992	Series 2610, Class DS, IF, IO, 1.49%, 03/15/33	522
9,146	Series 2611, Class SH, IF, IO, 2.04%, 10/15/21	558
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,060
4,877	Series 2617, Class AK, 4.50%, 05/15/18	4,538
1,507	Series 2617, Class GR, 4.50%, 05/15/18	1,417
331	Series 2619, Class HR, 3.50%, 11/15/31	308

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,384	Series 2619, Class IM, IO, 5.00%, 10/15/21	183
535	Series 2624, Class IU, IO, 5.00%, 06/15/33	207
8,397	Series 2626, Class NS, IF, IO, 0.94%, 06/15/23	500
856	Series 2628, Class WA, 4.00%, 07/15/28	820
6,123	Series 2630, Class KN, 2.50%, 04/15/13	6,034
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,132
568	Series 2633, Class EO, PO, 08/15/33	359
1,272	Series 2636, Class Z, 4.50%, 06/15/18	1,194
2,519	Series 2637, Class SA, IF, IO, 0.49%, 06/15/18	90
169	Series 2638, Class DS, IF, 3.00%, 07/15/23	128
3,250	Series 2638, Class SA, IF, IO, 1.49%, 11/15/16	124
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	248
850	Series 2640, Class UR, IO, 4.50%, 08/15/17	72
720	Series 2643, Class HI, IO, 4.50%, 12/15/16	61
2,145	Series 2650, Class PO, PO, 12/15/32	1,679
7,286	Series 2650, Class SO, PO, 12/15/32	5,813
2,263	Series 2651, Class VZ, 4.50%, 07/15/18	2,125
1,491	Series 2656, Class SH, IF, 4.77%, 02/15/25	1,480
3,230	Series 2668, Class SB, IF, 2.21%, 10/15/15	2,940
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,828
617	Series 2672, Class SJ, IF, 2.17%, 09/15/16	550
5,685	Series 2675, Class CK, 4.00%, 09/15/18	5,174
2,430	Series 2682, Class YS, IF, 1.02%, 10/15/33	1,638
325	Series 2683, Class VA, 5.50%, 02/15/21	327
16,500	Series 2684, Class PO, PO, 01/15/33	10,884
3,014	Series 2684, Class TO, PO, 10/15/33	1,618
1,542	Series 2686, Class GB, 5.00%, 05/15/20	1,537
3,519	Series 2686, Class NS, IF, IO, 1.99%, 10/15/21	231
1,538	Series 2691, Class ME, 4.50%, 04/15/32	1,447
1,807	Series 2691, Class WS, IF, 0.58%, 10/15/33	1,235
1,742	Series 2695, Class DE, 4.00%, 01/15/17	1,664
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,098
608	Series 2696, Class CO, PO, 10/15/18	446
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,139
1,217	Series 2705, Class SC, IF, 0.58%, 11/15/33	788
2,298	Series 2705, Class SD, IF, 1.79%, 11/15/33	1,608
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,642
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,851
1,507	Series 2720, Class PC, 5.00%, 12/15/23	1,462
2,047	Series 2721, Class PI, IO, 5.00%, 05/15/16	72
7,722	Series 2727, Class BS, IF, 0.66%, 01/15/34	4,743
269	Series 2727, Class PO, PO, 01/15/34	144
51	Series 2733, Class GF, FRN, 0.00%, 09/15/33	51
844	Series 2739, Class S, IF, 0.78%, 01/15/34	479
1,020	Series 2744, Class FE, FRN, 0.00%, 02/15/34	829
613	Series 2744, Class PC, 5.50%, 01/15/31	614
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,713
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,266
1,298	Series 2749, Class PK, IO, 5.00%, 09/15/22	28
2,445	Series 2751, Class BA, 4.00%, 10/15/18	2,280
789	Series 2753, Class S, IF, 0.78%, 02/15/34	517
4,862	Series 2755, Class PA, PO, 02/15/29	4,037
2,777	Series 2755, Class SA, IF, 2.98%, 05/15/30	2,565
1,519	Series 2762, Class LO, PO, 03/15/34	832
838	Series 2766, Class SX, IF, 0.54%, 03/15/34	633
705	Series 2769, Class PO, PO, 03/15/34	394
455	Series 2771, Class FG, FRN, 0.00%, 03/15/34	362
2,180	Series 2776, Class SK, IF, 0.66%, 04/15/34	1,516
1,506	Series 2777, Class OM, PO, 12/15/32	980
710	Series 2778, Class BS, IF 1.72%, 04/15/34	580
9,851	Series 2778, Class US, IF, IO, 1.59%, 06/15/33	493
854	Series 2780, Class JG, 4.50%, 04/15/19	800
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,139
1,737	Series 2809, Class UB, 4.00%, 09/15/17	1,652
5,515	Series 2809, Class UC, 4.00%, 06/15/19	4,971
255	Series 2827, Class SQ, IF, 7.08%, 01/15/19	257
68	Series 2841, Class GO, PO, 08/15/34	63
1,435	Series 2841, Class YA, 5.50%, 07/15/27	1,439
975	Series 2846, Class PO, PO, 08/15/34	577
609	Series 2849, Class PO, PO, 08/15/34	368
3,000	Series 2872, Class JE, 4.50%, 02/15/18	2,910
168	Series 2888, Class SL, IF, 1.18%, 11/15/34	160
1,154	Series 2890, Class DO, PO, 11/15/34	771
325	Series 2949, Class GU, IF, 0.00%, 03/15/35	284
365	Series 2958, Class KB, 5.50%, 04/15/35	365
856	Series 2958, Class QD, 4.50%, 04/15/20	807
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,207
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,526
856	Series 2971, Class GC, 5.00%, 07/15/18	845
942	Series 2975, Class KO, PO, 05/15/35	540
1,273	Series 2989, Class PO, PO, 06/15/23	1,006
4,281	Series 3004, Class EK, 5.50%, 07/15/35	4,012
606	Series 3044, Class VO, PO, 10/15/35	384
6,452	Series 3047, Class OB, 5.50%, 12/15/33	6,497
944	Series 3047, Class OD, 5.50%, 10/15/35	911
3,095	Series 3064, Class MC, 5.50%, 11/15/35	2,882
2,141	Series 3064, Class OB, 5.50%, 07/15/29	2,147
2,793	Series 3068, Class QB, 4.50%, 06/15/20	2,649
2,141	Series 3074, Class BH, 5.00%, 11/15/35	2,023
4,215	Series 3100, Class MA, 7.99%, 12/15/35	3,737

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
616		Series 3101, Class EA, 6.00%, 06/15/20	616
4,433		Series 3117, Class EO, PO, 02/15/36	3,375
2,792		Series 3117, Class OK, PO, 02/15/36	1,976
2,622		Series 3118, Class DM, 5.00%, 02/15/24	2,504
262		Series 3122, Class ZB, 6.00%, 03/15/36	258
3,794		Series 3134, Class PO, PO, 03/15/36	2,819
4,669		Series 3138, Class PO, PO, 04/15/36	3,485
3,288		Series 3150, Class PO, PO, 05/15/36	2,515
2,000		Series 3151, Class UC, 5.50%, 08/15/35	1,948
1,861		Series 3152, Class MO, PO, 03/15/36	1,343
2,468		Series 3158, Class LX, FRN, 0.00%, 05/15/36	2,176
560		Series 3164, Class CF, FRN, 0.00%, 04/15/33	513
5,500		Series 3179, Class OA, PO, 07/15/36	4,335
1,510		Series 3189, Class SN, IF, 0.00%, 11/15/35	1,518
2,593		Series 3211, Class SO, PO, 09/15/36	1,951
1,984		Series 3218, Class AO, PO, 09/15/36	1,435
1,908		Series 3256, Class PO, PO, 12/15/36	1,361
6,898		Series 3260, Class CS, IF, IO, 0.53%, 01/15/37	245
2,014		Series 3261, Class OA, PO, 01/15/37	1,506
2,481		Series 3274, Class JO, PO, 02/15/37	1,749
945		Series 3318, Class AO, PO, 05/15/37	734
2,984		Series 3331, Class PO, PO, 06/15/37	2,188
987		Series 3325, Class OB, PO, 06/15/37	779
2,000		Series 3334, Class MC, 5.00%, 04/15/33	1,914
		Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
1,110		Series T-41, Class 3A, VAR, 7.50%, 07/25/32	1,153
697		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	721
3,417		Series T-54, Class 2A, 6.50%, 02/25/43	3,456
1,186		Series T-54, Class 3A, 7.00%, 02/25/43	1,226
501		Series T-58, Class A, PO, 09/25/43	425
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
726		Series 8, Class ZA, 7.00%, 03/25/23	722
683		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	2
		Federal National Mortgage Association Interest STRIPS,
13		Series 23, Class 2, IO, 10.00%, 09/01/17	3
2		Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
54		Series 218, Class 2, IO, 7.50%, 04/01/23	12
44		Series 265, Class 2, 9.00%, 03/01/24	47
1,275		Series 329, Class 1, PO, 01/01/33	927
1,485		Series 340, Class 1, PO, 09/01/33	1,032
—	(h)	Series K, Class 2, HB, 256.00%, 11/01/08	1
		Federal National Mortgage Association Interest REMICS,
23		Series 1988-7, Class Z, 9.25%, 04/25/18	24
55		Series 1989-70, Class G, 8.00%, 10/25/19	58
18		Series 1989-78, Class H, 9.40%, 11/25/19	20
33		Series 1989-83, Class H, 8.50%, 11/25/19	36
34		Series 1989-89, Class H, 9.00%, 11/25/19	37
31		Series 1990-1, Class D, 8.80%, 01/25/20	34
6		Series 1990-60, Class K, 5.50%, 06/25/20	6
11		Series 1990-93, Class G, 5.50%, 08/25/20	11
10		Series 1990-63, Class H, 9.50%, 06/25/20	11
—	(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	4
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	7
51		Series 1990-102, Class J, 6.50%, 08/25/20	52
84		Series 1990-120, Class H, 9.00%, 10/25/20	91
7		Series 1990-134, Class SC, IF,13.30%, 11/25/20	9
—	(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	9
—	(h)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	2
36		Series 1991-24, Class Z, 5.00%, 03/25/21	35
33		Series 1992-38, Class Z, 7.50%, 02/25/22	34
5		Series 1992-101, Class J, 7.50%, 06/25/22	6
198		Series 1992-136, Class PK, 6.00%, 08/25/22	201
130		Series 1992-143, Class MA, 5.50%, 09/25/22	131
1		Series 1992-156, Class K, 7.50%, 09/25/07	1
333		Series 1992-163, Class M, 7.75%, 09/25/22	354
559		Series 1992-188, Class PZ, 7.50%, 10/25/22	587
11		Series 1993-8, Class H, 7.00%, 01/25/08	11
261		Series 1993-21, Class KA, 7.70%, 03/25/23	277
373		Series 1993-25, Class J, 7.50%, 03/25/23	395
102		Series 1993-27, Class SA, IF, 15.50%, 02/25/23	127
67		Series 1993-55, Class K, 6.50%, 05/25/08	67
20		Series 1993-59, Class FA, FRN, 6.28%, 05/25/08	20
156		Series 1993-62, Class SA, IF, 10.54%, 04/25/23	176
10		Series 1993-72, Class F, FRN, 5.18%, 05/25/08	10
6		Series 1993-107, Class F, FRN, 5.13%, 06/25/08	6
83		Series 1993-164, Class SC, IF, 9.24%, 09/25/08	83
79		Series 1993-165, Class SD, IF, 5.77%, 09/25/23	78
172		Series 1993-165, Class SK, IF, 12.50%, 09/25/23	197
370		Series 1993-167, Class GA, 7.00%, 09/25/23	379
25		Series 1993-175, Class SA, IF, 11.53%, 09/25/08	25

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
118	Series 1993-179, Class SB, IF, 11.01%, 10/25/23	134
78	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	87
22	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	22
70	Series 1993-190, Class S, IF, 6.89%, 10/25/08	70
24	Series 1993-196, Class FA, FRN, 5.18%, 10/25/08	24
13	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	13
33	Series 1993-197, Class SB, IF, 6.53%, 10/25/08	33
439	Series 1993-199, Class FA, FRN, 6.08%, 10/25/23	443
222	Series 1993-205, Class H, PO, 09/25/23	189
434	Series 1993-220, Class SG, IF, 4.94%, 11/25/13	436
106	Series 1993-221, Class FH, FRN, 6.63%, 12/25/08	107
52	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	53
250	Series 1993-225, Class UB, 6.50%, 12/25/23	259
79	Series 1993-230, Class FA, FRN, 6.13%, 12/25/23	80
85	Series 1993-233, Class SB, IF, 8.06%, 12/25/08	85
341	Series 1993-247, Class FE, FRN, 6.53%, 12/25/23	346
158	Series 1993-247, Class SU, IF, 8.67%, 12/25/23	167
641	Series 1993-250, Class Z, 7.00%, 12/25/23	665
2,250	Series 1993-257, Class C, PO, 06/25/23	1,997
35	Series 1994-12, Class FC, FRN, 5.33%, 01/25/09	35
8	Series 1994-13, Class SK, IF, 9.19%, 02/25/09	8
3	Series 1994-33, Class F, FRN, 5.93%, 03/25/09	3
57	Series 1994-33, Class FA, FRN, 5.28%, 03/25/09	57
325	Series 1994-34, Class DZ, 6.00%, 03/25/09	326
1,339	Series 1994-37, Class L, 6.50%, 03/25/24	1,363
6,293	Series 1994-40, Class Z, 6.50%, 03/25/24	6,512
89	Series 1994-55, Class G, 6.75%, 12/25/23	89
162	Series 1995-2, Class Z, 8.50%, 01/25/25	171
269	Series 1995-19, Class Z, 6.50%, 11/25/23	286
1,396	Series 1996-14, Class SE, IF, IO, 5.87%, 08/25/23	151
33	Series 1996-20, Class L, PO, 09/25/08	32
66	Series 1996-24, Class E, PO, 03/25/09	64
48	Series 1996-27, Class FC, FRN, 6.03%, 03/25/17	48
86	Series 1996-32, Class PH, 7.00%, 01/25/26	86
145	Series 1996-39, Class J, PO, 09/25/08	141
121	Series 1996-59, Class J, 6.50%, 08/25/22	124
1,417	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	50
84	Series 1997-27, Class J, 7.50%, 04/18/27	89
141	Series 1997-29, Class J, 7.50%, 04/20/27	148
871	Series 1997-39, Class PD, 7.50%, 05/20/27	911
628	Series 1997-42, Class EN, 7.25%, 07/18/27	644
142	Series 1997-42, Class ZC, 6.50%, 07/18/27	144
57	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	2
2,023	Series 1997-61, Class ZC, 7.00%, 02/25/23	2,119
391	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	96
67	Series 1998-4, Class C, PO, 04/25/23	58
83	Series 1998-27, Class B, PO, 12/25/08	81
1,545	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,552
496	Series 1998-43, Class SA, IF, IO, 11.10%, 04/25/23	98
728	Series 1998-66, Class SB, IF, IO, 2.64%, 12/25/28	47
377	Series 1999-17, Class C, 6.35%, 04/25/29	381
1,328	Series 1999-18, Class Z, 5.50%, 04/18/29	1,289
910	Series 1999-38, Class SK, IF, IO, 2.54%, 08/25/23	66
218	Series 1999-52, Class NS, IF, 7.97%, 10/25/23	237
522	Series 1999-62, Class PB, 7.50%, 12/18/29	551
1,703	Series 2000-2, Class ZE, 7.50%, 02/25/30	1,769
693	Series 2000-20, Class SA, IF, IO, 3.59%, 07/25/30	86
129	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	36
778	Series 2001-4, Class PC, 7.00%, 03/25/21	810
758	Series 2001-5, Class OW, 6.00%, 03/25/16	770
573	Series 2001-7, Class PF, 7.00%, 03/25/31	599
1,894	Series 2001-7, Class PR, 6.00%, 03/25/16	1,950
2,221	Series 2001-10, Class PR, 6.00%, 04/25/16	2,276
60	Series 2001-28, Class VB, 6.00%, 02/25/20	59
1,325	Series 2001-30, Class PM, 7.00%, 07/25/31	1,372
859	Series 2001-31, Class VD, 6.00%, 05/25/31	872
2,459	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	560
1,359	Series 2001-36, Class DE, 7.00%, 08/25/31	1,406
2,923	Series 2001-44, Class MY, 7.00%, 09/25/31	3,113
525	Series 2001-44, Class PD, 7.00%, 09/25/31	548
620	Series 2001-44, Class PU, 7.00%, 09/25/31	647
3,362	Series 2001-48, Class Z, 6.50%, 09/25/21	3,468
430	Series 2001-49, Class DQ, 6.00%, 11/25/15	432
565	Series 2001-49, Class Z, 6.50%, 09/25/31	584
211	Series 2001-50, Class VB, 6.50%, 12/25/16	211
415	Series 2001-52, Class KB, 6.50%, 10/25/31	429
325	Series 2001-52, Class XM, 6.50%, 11/25/10	330
1,563	Series 2001-52, Class XN, 6.50%, 11/25/15	1,615
1,541	Series 2001-61, Class VB, 7.00%, 12/25/16	1,543

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
350	Series 2001-61, Class VQ, 6.50%, 08/25/15	350
3,235	Series 2001-61, Class Z, 7.00%, 11/25/31	3,378
816	Series 2001-71, Class MB, 6.00%, 12/25/16	828
1,843	Series 2001-71, Class QE, 6.00%, 12/25/16	1,871
412	Series 2001-72, Class SX, IF, 4.65%, 12/25/31	394
2,260	Series 2001-74, Class MB, 6.00%, 12/25/16	2,311
1,988	Series 2001-80, Class PE, 6.00%, 07/25/29	2,013
531	Series 2002-1, Class HC, 6.50%, 02/25/22	546
530	Series 2002-1, Class SA, IF, 7.30%, 02/25/32	558
341	Series 2002-1, Class UD, IF, 5.14%, 12/25/23	344
2,138	Series 2002-2, Class UC, 6.00%, 02/25/17	2,156
6,269	Series 2002-3, Class OG, 6.00%, 02/25/17	6,363
574	Series 2002-4, Class VC, 6.50%, 03/25/24	572
1,328	Series 2002-7, Class OG, 6.00%, 03/25/17	1,348
3,909	Series 2002-7, Class TG, 6.00%, 03/25/17	3,974
499	Series 2002-8, Class SR, IF, 4.61%, 03/25/09	498
206	Series 2002-9, Class VE, 6.50%, 12/25/12	206
866	Series 2002-11, Class QG, 5.50%, 03/25/17	869
4,132	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	206
77	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	87
6,829	Series 2002-18, Class PC, 5.50%, 04/25/17	6,891
1,325	Series 2002-19, Class PE, 6.00%, 04/25/17	1,345
224	Series 2002-21, Class LO, PO, 04/25/32	174
1,847	Series 2002-21, Class PE, 6.50%, 04/25/32	1,907
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,149
4,344	Series 2002-28, Class PK, 6.50%, 05/25/32	4,486
1,269	Series 2002-37, Class Z, 6.50%, 06/25/32	1,291
753	Series 2002-42, Class C, 6.00%, 07/25/17	769
3,767	Series 2002-48, Class GH, 6.50%, 11/25/32	3,855
678	Series 2002-55, Class QE, 5.50%, 09/25/17	677
11,300	Series 2002-56, Class UC, 5.50%, 09/25/17	11,341
512	Series 2002-59, Class VB, 6.50%, 04/25/32	511
1,170	Series 2002-61, Class PE, 5.50%, 05/25/16	1,171
1,116	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,117
1,336	Series 2002-63, Class KC, 5.00%, 10/25/17	1,320
415	Series 2002-73, Class S, IF, 2.49%, 11/25/09	398
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	2,997
4,229	Series 2002-74, Class PD, 5.00%, 11/25/15	4,210
63	Series 2002-74, Class VA, 6.00%, 11/25/31	63
4,708	Series 2002-74, Class VB, 6.00%, 11/25/31	4,622
1,735	Series 2002-77, Class S, IF, 4.39%, 12/25/32	1,690
2,734	Series 2002-83, Class CS, 6.88%, 08/25/23	2,852
427	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	65
526	Series 2002-93, Class PD, 3.50%, 02/25/29	512
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,110
2,000	Series 2003-3, Class HJ, 5.00%, 02/25/18	1,943
1,177	Series 2003-8, Class SB, IF, IO, 2.14%, 03/25/16	37
96	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	—	(h)
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	2,006
640	Series 2003-27, Class DW, 4.50%, 04/25/17	616
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,739
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,488
281	Series 2003-35, Class UC, 3.75%, 05/25/33	266
824	Series 2003-39, Class IO, VAR, IO, 6.00%, 05/25/33	195
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,261
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,883
735	Series 2003-42, Class GB, 4.00%, 05/25/33	633
753	Series 2003-47, Class PE, 5.75%, 06/25/33	721
1,165	Series 2003-52, Class SX, IF, 6.44%, 10/25/31	1,203
784	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	554
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	83
462	Series 2003-67, Class VQ, 7.00%, 01/25/19	474
439	Series 2003-68, Class QP, 3.00%, 07/25/22	406
1,744	Series 2003-71, Class DS, IF, 0.37%, 08/25/33	1,158
4,303	Series 2003-73, Class GA, 3.50%, 05/25/31	4,030
469	Series 2003-74, Class SH, IF, 0.26%, 08/25/33	331
1,663	Series 2003-76, Class GQ, 4.50%, 08/25/18	1,587
10,958	Series 2003-80, Class SY, IF, IO, 2.14%, 06/25/23	862
1,235	Series 2003-81, Class LC, 4.50%, 09/25/18	1,167
4,897	Series 2003-83, Class PG, 5.00%, 06/25/23	4,745
2,925	Series 2003-86, Class KR, 4.50%, 09/25/16	2,858
1,320	Series 2003-91, Class SD, IF, 3.32%, 09/25/33	1,181
415	Series 2003-92, Class SH, IF, 2.44%, 09/25/18	373
2,260	Series 2003-106, Class US, IF, 0.82%, 11/25/23	1,545
302	Series 2003-106, Class WS, IF, 2.50%, 02/25/23	247
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,259
6,746	Series 2003-116, Class SB, IF, IO, 2.09%, 11/25/33	517
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,616
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,418
1,130	Series 2003-128, Class KE, 4.50%, 01/25/14	1,109
856	Series 2003-128, Class NG, 4.00%, 01/25/19	776
1,220	Series 2003-130, Class SX, IF, 3.26%, 01/25/34	1,136
1,047	Series 2003-132, Class OA, PO, 08/25/33	742
5,177	Series 2004-4, Class QI, IF, IO, 1.60%, 06/25/33	331
490	Series 2004-4, Class QM, IF, 3.19%, 06/25/33	457

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
2,836		Series 2004-10, Class SC, IF, 6.58%, 02/25/34	3,074
1,988		Series 2004-14, Class SD, IF, 0.82%, 03/25/34	1,345
1,655		Series 2004-21, Class CO, PO, 04/25/34	1,007
674		Series 2004-22, Class A, 4.00%, 04/25/19	631
1,130		Series 2004-25, Class PC, 5.50%, 01/25/34	1,109
5,548		Series 2004-25, Class SA, IF, 4.39%, 04/25/34	5,419
7,658		Series 2004-27, Class HB, 4.00%, 05/25/19	6,785
753		Series 2004-36, Class PC, 5.50%, 02/25/34	741
4,233		Series 2004-36, Class SA, IF, 4.39%, 05/25/34	4,094
1,854		Series 2004-36, Class SN, IF, 3.19%, 07/25/33	1,638
4,281		Series 2004-37, Class AG, 4.50%, 11/25/32	3,991
9,682		Series 2004-46, Class HS, IF, IO, 0.50%, 05/25/30	241
2,103		Series 2004-46, Class QB, IF, 1.98%, 05/25/34	1,970
1,862		Series 2004-51, Class SY, IF, 3.23%, 07/25/34	1,670
942		Series 2004-53, Class NC, 5.50%, 07/25/24	936
238		Series 2004-61, Class SK, IF, 8.50%, 11/25/32	244
2,384		Series 2004-70, Class JA, 4.50%, 10/25/19	2,285
753		Series 2004-76, Class CL, 4.00%, 10/25/19	685
2,025		Series 2004-79, Class SP, IF, 4.66%, 11/25/34	2,026
377		Series 2004-81, Class AC, 4.00%, 11/25/19	341
1,319		Series 2004-92, Class JO, PO, 12/25/34	1,178
1,532		Series 2005-28, Class JA, 5.00%, 04/25/35	1,421
1,158		Series 2005-47, Class AN, 5.00%, 12/25/16	1,153
2,485		Series 2005-52, Class PA, 6.50%, 06/25/35	2,557
7,177		Series 2005-56, Class S, IF, IO, 1.20%, 07/25/35	395
1,595		Series 2005-59, Class PC, 5.50%, 03/25/31	1,577
1,284		Series 2005-68, Class BC, 5.25%, 06/25/35	1,218
4,734		Series 2005-68, Class PG, 5.50%, 08/25/35	4,720
1,927		Series 2005-68, Class UC, 5.00%, 06/25/35	1,800
25,687		Series 2005-84, Class XM, 5.75%, 10/25/35	25,971
1,011		Series 2005-98, Class GO, PO, 11/25/35	591
3,425		Series 2005-109, Class PC, 6.00%, 12/25/35	3,482
21,441		Series 2005-110, Class GJ, 5.50%, 11/25/30	21,469
14,556		Series 2005-110, Class GK, 5.50%, 08/25/34	14,156
4,281		Series 2005-110, Class GL, 5.50%, 12/25/35	4,050
2,997		Series 2005-110, Class MN, 5.50%, 06/25/35	2,955
3,545		Series 2005-116, Class PB, 6.00%, 04/25/34	3,609
745		Series 2005-123, Class LO, PO, 01/25/36	524
2,163		Series 2006-16, Class OA, PO, 03/25/36	1,674
1,894		Series 2006-22, Class AO, PO, 04/25/36	1,332
3,099		Series 2006-39, Class WC, 5.50%, 01/25/36	3,023
5,163		Series 2006-44, Class GO, PO, 06/25/36	3,833
13,927		Series 2006-44, Class P, PO, 12/25/33	10,040
2,000		Series 2006-46, Class UC, 5.50%, 12/25/35	1,944
967		Series 2006-53, Class JO, PO, 06/25/36	555
2,600		Series 2006-56, Class PO, PO, 07/25/36	1,875
5,682		Series 2006-58, Class AP, PO, 07/25/36	4,383
2,296		Series 2006-58, Class PO, PO, 07/25/36	1,745
5,659		Series 2006-59, Class QO, PO, 01/25/33	4,273
2,157		Series 2006-60, Class DZ, 6.50%, 07/25/36	2,271
3,478		Series 2006-65, Class QO, PO, 07/25/36	2,649
6,030		Series 2006-77, Class PC, 6.50%, 08/25/36	6,303
1,773		Series 2006-90, Class AO, PO, 09/25/36	1,378
955		Series 2006-109, Class PO, PO, 11/25/36	743
9,288		Series 2006-110, Class PO, PO, 11/25/36	6,714
1,878		Series 2006-119, Class PO, PO, 12/25/36	1,354
10,000		Series 2006-124, Class HB, VAR, 6.03%, 11/25/36	9,863
1,000		Series 2006-128, Class BP, 5.50%, 01/25/37	971
23,264		Series 2007-7, Class SG, IF, IO, 1.00%, 08/25/36	733
2,000		Series 2007-79, Class PB, 5.00%, 04/25/29	1,946
2,000		Series 2007-79, Class PC, 5.00%, 01/25/32	1,915
5,000		Series 2007-84, Class PG, 6.00%, 12/25/36	5,002
2		Series G-17, Class S, FRN, HB, 513.36%, 06/25/21	30
110		Series G-28, Class S, IF, 9.57%, 09/25/21	125
82		Series G-35, Class M, 8.75%, 10/25/21	89
35		Series G-51, Class SA, IF, 16.49%, 12/25/21	46
141		Series G92-15, Class Z, 7.00%, 01/25/22	144
—	(h)	Series G92-27, Class SQ, IF, HB, 5,040.60%, 05/25/22	5
443		Series G92-35, Class E, 7.50%, 07/25/22	467
—	(h)	Series G92-35, Class G, HB, 1,184.78%, 07/25/22	12
54		Series G92-42, Class Z, 7.00%, 07/25/22	56
2,326		Series G92-44, Class ZQ, 8.00%, 07/25/22	2,470
65		Series G92-52, Class FD, FRN, 5.55%, 09/25/22	64
590		Series G92-54, Class ZQ, 7.50%, 09/25/22	624
71		Series G92-59, Class F, FRN, 4.98%, 10/25/22	70
136		Series G92-61, Class Z, 7.00%, 10/25/22	135
112		Series G92-62, Class B, PO, 10/25/22	94
487		Series G93-1, Class KA, 7.90%, 01/25/23	521
107		Series G93-5, Class Z, 6.50%, 02/25/23	100
146		Series G93-14, Class J, 6.50%, 03/25/23	149
332		Series G93-17, Class SI, IF, 6.00%, 04/25/23	330
324		Series G93-27, Class FD, FRN, 6.41%, 08/25/23	332
76		Series G93-37, Class H, PO, 09/25/23	65
95		Series G95-1, Class C, 8.80%, 01/25/25	104

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
	Federal National Mortgage Association Whole Loan,
293	Series 2002-W5, Class A7, 6.25%, 08/25/30	294
459	Series 2002-W5, Class A10, IF, IO 2.59%, 11/25/30	18
2,032	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,076
674	Series 2003-W1, Class 2A, 7.50%, 12/25/42	704
346	Series 2003-W4, Class 2A, 6.50%, 10/25/42	354
2,493	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	2,592
	Government National Mortgage Association,
1,625	Series 1994-3, Class PQ, 7.49%, 07/16/24	1,700
1,008	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,056
4,520	Series 1994-7, Class PQ, 6.50%, 10/16/24	4,700
790	Series 1996-16, Class E, 7.50%, 08/16/26	818
1,201	Series 1997-8, Class PN, 7.50%, 05/16/27	1,250
281	Series 1997-11, Class D, 7.50%, 07/20/27	289
622	Series 1998-26, Class K, 7.50%, 09/17/25	653
3,609	Series 1999-4, Class ZB, 6.00%, 02/20/29	3,625
3,141	Series 1999-10, Class ZC, 6.50%, 04/20/29	3,202
428	Series 1999-15, Class E, 6.50%, 01/16/29	434
616	Series 1999-30, Class S, IF, IO, 3.01%, 08/16/29	47
35	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	37
651	Series 1999-40, Class ZW, 7.50%, 11/20/29	675
1,003	Series 1999-41, Class Z, 8.00%, 11/16/29	1,051
296	Series 1999-44, Class PC, 7.50%, 12/20/29	307
3,894	Series 1999-44, Class ZC, 8.50%, 12/16/29	4,337
945	Series 1999-44, Class ZG, 8.00%, 12/20/29	989
759	Series 2000-6, Class Z, 7.50%, 02/20/30	784
361	Series 2000-9, Class Z, 8.00%, 06/20/30	379
3,862	Series 2000-9, Class ZJ, 8.50%, 02/16/30	4,158
679	Series 2000-12, Class ST, IF, 12.90%, 02/16/30	816
840	Series 2000-14, Class PD, 7.00%, 02/16/30	874
247	Series 2000-16, Class ZN, 7.50%, 02/16/30	255
5,143	Series 2000-21, Class Z, 9.00%, 03/16/30	5,623
636	Series 2000-26, Class TZ, 8.50%, 09/20/30	703
262	Series 2000-26, Class Z, 7.75%, 09/20/30	262
52	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	58
783	Series 2000-31, Class Z, 9.00%, 10/20/30	814
228	Series 2000-34, Class SG, IF, IO, 2.99%, 10/20/30	6
441	Series 2000-35, Class ZA, 9.00%, 11/20/30	475
64	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	13
326	Series 2000-37, Class B, 8.00%, 12/20/30	337
176	Series 2000-38, Class AH, 7.15%, 12/20/30	179
334	Series 2001-4, Class SJ, IF, IO, 2.61%, 01/19/30	28
567	Series 2001-6, Class SD, IF, IO, 2.96%, 03/16/31	42
866	Series 2001-7, Class PK, 6.50%, 03/20/31	892
2,397	Series 2001-8, Class Z, 6.50%, 03/20/31	2,448
39	Series 2001-32, Class WA, IF, 6.28%, 07/20/31	40
604	Series 2001-35, Class SA, IF, IO, 2.66%, 08/16/31	48
481	Series 2001-36, Class S, IF, IO, 2.46%, 08/16/31	38
248	Series 2001-60, Class VP, 6.50%, 07/20/17	249
1,884	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,936
576	Series 2002-3, Class SP, IF, IO, 1.80%, 01/16/32	38
1,013	Series 2002-7, Class PG, 6.50%, 01/20/32	1,030
2,481	Series 2002-24, Class AG, IF, IO, 2.36%, 04/16/32	195
231	Series 2002-24, Class SB, IF, 3.54%, 04/16/32	216
6,020	Series 2002-31, Class SE, IF, IO, 1.91%, 04/16/30	429
1,959	Series 2002-40, Class UK, 6.50%, 06/20/32	2,035
97	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	104
7,579	Series 2002-45, Class QE, 6.50%, 06/20/32	7,835
2,675	Series 2002-47, Class PG, 6.50%, 07/16/32	2,772
4,880	Series 2002-47, Class ZA, 6.50%, 07/20/32	4,960
138	Series 2002-51, Class SG, IF, 8.50%, 04/20/31	149
3,114	Series 2002-52, Class GH, 6.50%, 07/20/32	3,231
1,228	Series 2002-54, Class GB, 6.50%, 08/20/32	1,271
1,668	Series 2002-70, Class AV, 6.00%, 03/20/12	1,691
4,195	Series 2002-70, Class PS, IF, IO, 2.16%, 08/20/32	290
949	Series 2002-75, Class PB, 6.00%, 11/20/32	933
849	Series 2002-79, Class KV, 6.00%, 11/20/13	861
908	Series 2002-80, Class EB, 7.00%, 01/20/32	920
1,393	Series 2002-80, Class EZ, 7.00%, 01/20/32	1,446
1,756	Series 2002-88, Class VA, 6.00%, 12/20/17	1,783
1,812	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	256
978	Series 2003-4, Class NY, 5.50%, 12/20/13	984
2,985	Series 2003-11, Class SK, IF, IO, 2.11%, 02/16/33	243
1,375	Series 2003-12, Class SP, IF, IO, 2.16%, 02/20/33	97
318	Series 2003-24, Class PO, PO, 03/16/33	253
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,387
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,371

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
753	Series 2003-46, Class MG, 6.50%, 05/20/33	791
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,443
1,000	Series 2003-52, Class AP, PO, 06/16/33	736
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,225
3,473	Series 2003-76, Class LS, IF, IO, 1.66%, 09/20/31	166
377	Series 2003-90, Class PO, PO, 10/20/33	301
872	Series 2003-95, Class SC, IF, IO, 1.43%, 09/17/31	12
1,294	Series 2003-98, Class PC, 5.00%, 02/20/29	1,282
4,598	Series 2003-112, Class SA, IF, IO, 0.96%, 12/16/33	214
9,035	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	325
1,161	Series 2004-28, Class S, IF, 4.29%, 04/16/34	1,134
19,407	Series 2004-68, Class SA, IF, IO, 1.26%, 05/20/31	967
552	Series 2004-73, Class AE, IF, 3.36%, 08/17/34	515
14,315	Series 2005-17, Class SL, IF, IO, 1.16%, 07/20/34	838
2,165	Series 2006-28, Class GO, PO, 03/20/35	1,722
1,555	Series 2006-38, Class ZL, 6.50%, 09/20/33	1,549
3,177	Series 2007-28, Class BO, PO, 05/20/37	2,439
	Vendee Mortgage Trust,
1,026	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,022
2,027	Series 1994-1, Class 2ZB, 6.50%, 02/15/24	2,123
1,599	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,679
985	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,031
2,311	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,443
2,796	Series 1998-1, Class 2E, 7.00%, 09/15/27	2,908
2,748	Series 1999-1, Class 2Z, 6.50%, 01/15/29	2,863
		930,509
	Non-Agency CMO — 14.7%
4,000	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.50%, 06/25/33	3,659
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	6,879
	Banc of America Alternative Loan Trust,
527	Series 2003-2, Class PO, PO, 04/25/33	395
728	Series 2003-11, Class PO, PO, 01/25/34	573
573	Series 2004-6, Class 15, PO, 07/25/19	449
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	2,014
1,452	Series 2006-4, Class 1A4, 6.00%, 05/25/46	1,328
	Banc of America Funding Corp.,
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,915
1,202	Series 2004-1, Class PO, PO, 03/25/34	882
3,531	Series 2004-2, Class 30PO, PO, 09/20/34	2,736
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,519
2,499	Series 2005-7, Class 30PO, PO, 11/25/35	1,596
1,570	Series 2005-8, Class 30PO, PO, 01/25/36	1,057
5,670	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	5,564
1,471	Series 2006-A, Class 3A2, VAR, 5.89%, 02/20/36	1,476
	Banc of America Mortgage Securities,
489	Series 2003-7, Class A2, 4.75%, 09/25/18	476
781	Series 2003-8 Class A, PO, 11/25/33	575
12,623	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	51
456	Series 2004-4, Class A, PO, 05/25/34	337
2,865	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,469
856	Series 2004-6, Class 2A5, PO, 07/25/34	466
1,789	Series 2004-6, Class A, PO, 07/25/34	1,250
350	Series 2004-8, Class 5, PO, 05/25/32	266
224	Series 2004-8, Class X, PO, 10/25/34	163
1,466	Series 2004-A, Class 2A2, FRN, 4.10%, 02/25/34	1,441
1,884	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	1,906
4,011	Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	3,952
1,976	Series 2005-10, Class 1A6, 5.50%, 11/25/35	1,912
909	Series 2005-A, Class 2A1, FRN, 4.46%, 02/25/35	894
	Bear Stearns Adjustable Rate Mortgage Trust,
1,286	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,276
2,423	Series 2004-1, Class 12A1, VAR, 3.64%, 04/25/34	2,399
584	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	577
11,277	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	11,044
	Citicorp Mortgage Securities, Inc.,
454	Series 1993-14, Class A3, FRN, 6.76%, 11/25/23	454
6,981	Series 2004-1, Class 3A1, 4.75%, 01/25/34	6,782
4,503	Series 2004-5, Class 2A5, 4.50%, 08/25/34	4,336
1,008	Series 2005-5, Class A, PO, 08/25/35	683
1,147	Series 2005-8, Class A, PO, 11/25/35	791
	Citigroup Mortgage Loan Trust, Inc.,
840	Series 2003-1, Class 2, PO, 10/25/33	618
694	Series 2003-1, Class 3, PO, 09/25/33	511
480	Series 2003-1, Class 2A6, PO, 10/25/33	269
753	Series 2003-UP3, Class A3, 7.00%, 09/25/33	761
1,020	Series 2003-UST1, Class 1, PO, 12/25/18	813
496	Series 2003-UST1, Class 3, PO, 12/25/18	391

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
3,263	Series 2003-UST1, Class A1, 5.50%, 12/25/18	3,218
1,392	Series 2005-5, Class 1A2, FRN, 5.40%, 07/25/35	1,386
1,617	Series 2005-E, Class 2A1A, VAR, 4.69%, 04/25/35	1,614
	Countrywide Alternative Loan Trust,
1,709	Series 2002-8, Class A4, 6.50%, 07/25/32	1,708
502	Series 2002-17, Class A7, 2.50%, 01/25/33	456
9,149	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	8,107
2,115	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,098
26,610	Series 2005-22T1, Class A2, IF, IO, 0.00%, 06/25/35	474
3,511	Series 2005-26CB, Class A10, IF, 3.07%, 07/25/35	3,329
6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	6,466
690	Series 2005-28CB, Class 3A5, 6.00%, 08/25/35	682
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,788
1,893	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,754
21,889	Series 2005-J1, Class 1A4, IF, IO, 0.00%, 02/25/35	292
6,000	Class 2006-26CB, Class A9, 6.50%, 09/25/36	6,053
	Countrywide Home Loan Mortgage Pass Through Trust,
5,012	Series 2003-26, Class 1A6, 3.50%, 08/25/33	4,377
337	Series 2003-34, Class A11, 5.25%, 09/25/33	302
753	Series 2003-44, Class A9, PO, 10/25/33	520
758	Series 2003-J2, Class A17, IF, IO, 1.90%, 04/25/33	31
3,731	Series 2003-J7, Class 4A3, IF, 2.69%, 08/25/18	3,452
1,610	Series 2004-7, Class 2A1, IF, 4.03%, 06/25/34	1,591
727	Series 2004-HYB1, Class 2A, VAR, 4.21%, 05/20/34	726
2,517	Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	2,470
1,769	Series 2004-HYB6, Class A3, VAR, 5.10%, 11/20/34	1,748
2,799	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,744
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,741
7,202	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	7,130
	CS First Boston Mortgage Securities Corp.,
1,597	Series 2003-17, Class 2A1, 5.00%, 07/25/18	1,551
745	Series 2004-5, Class 5P, PO, 08/25/19	587
1,459	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,286
1,512	Series 2005-4, Class 3A22, 5.50%, 06/25/35	1,236
1,624	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,370
	First Boston Mortgage Securities Corp.,
64	Series 1987, Class C, PO, 04/25/17	54
	First Horizon Alternative Mortgage Securities,
2,378	Series 2004-AA4, Class A1, FRN, 5.38%, 10/25/34	2,366
1,902	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,643
	First Horizon Asset Securities, Inc.,
1,969	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,831
2,480	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,076
4,375	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	4,327
4,687	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	4,639
	GMAC Mortgage Corp. Loan Trust,
3,695	Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	3,655
5,565	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	5,474
	GSR Mortgage Loan Trust,
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,891
2,421	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	2,383
499	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	491
431	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	397
1,587	Series 2005-4F, Class AP, PO, 05/25/35	1,252
4,467	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	4,461
3,677	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	3,525
37,050	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.72%, 08/25/35	593
3,188	Lehman Mortgage Trust, Series 2006-2, Class 1A1, VAR, 6.50%, 04/25/36	3,214
	MASTR Adjustable Rate Mortgages Trust,
494	Series 2004-4, Class 2A1, VAR, 6.74%, 05/25/34	494
4,184	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	4,105
10,275	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	9,996
2,800	Series 2004-13, Class 3A7, FRN, 3.79%, 11/21/34	2,749
	MASTR Alternative Loans Trust,
629	Series 2003-3, Class 1A1, 6.50%, 05/25/33	628
2,732	Series 2003-9, Class 8A1, 6.00%, 01/25/34	2,721
1,853	Series 2004-3, Class 2A1, 6.25%, 04/25/34	1,856
6,129	Series 2004-4, Class 10A1, 5.00%, 05/25/24	5,951
1,728	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,714
1,163	Series 2004-7, Class 30PO, PO, 07/25/34	922

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
910	Series 2004-7, Class 30PO, PO, 08/25/34	723
5,128	Series 2004-8, Class 6A1, 5.50%, 09/25/19	5,100
1,263	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,203
	MASTR Asset Securitization Trust,
938	Series 2003-2, Class 2A1, 4.50%, 03/25/18	906
717	Series 2003-3, Class 4A1, 5.00%, 04/25/18	699
759	Series 2003-4, Class 2A2, 5.00%, 05/25/18	754
1,397	Series 2003-4, Class 3A2, 5.00%, 05/25/18	1,371
1,391	Series 2003-11, Class 6A2, 4.00%, 12/25/33	1,370
774	Series 2003-12, Class 30PO, PO, 12/25/33	584
519	Series 2004-1, Class 30PO, PO, 02/25/34	382
1,098	Series 2004-4, Class 3A1, 4.50%, 04/25/19	1,067
514	Series 2004-6, Class 15PO, PO, 05/25/19	405
1,513	Series 2004-8, Class 1A1, 4.75%, 08/25/19	1,471
542	Series 2004-8, Class PO, PO, 08/25/19	429
9,181	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	6,369
191	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	204
1,806	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.82%, 02/25/35	1,794
	Nomura Asset Acceptance Corp.,
1,352	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,321
922	Series 2003-A1, Class A2, 6.00%, 05/25/33	922
70	Series 2003-A1, Class A5, 7.00%, 04/25/33	69
199	Series 2003-A1, Class A7, 5.00%, 04/25/18	198
1,223	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,251
	Paine Webber CMO Trust,
11	Series H, Class 4, 8.75%, 04/01/18	11
46	Series P, Class 4, 8.50%, 08/01/19	47
916	RAAC Series, Series 2005-SP1, Class 2A10, 5.25%, 09/25/34	906
	Residential Accredit Loans, Inc.,
2,811	Series 2002-QS8, Class A5, 6.25%, 06/25/17	2,803
839	Series 2002-QS16, Class A3, IF, 5.11%, 10/25/17	824
4,247	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	4,021
1,737	Series 2003-QS3, Class A2, IF, 4.39%, 02/25/18	1,704
1,877	Series 2003-QS3, Class A8, IF, IO, 2.09%, 02/25/18	115
4,896	Series 2003-QS9, Class A3, IF, IO, 2.05%, 05/25/18	307
4,234	Series 2003-QS12, Class A2A, IF, IO, 2.09%, 06/25/18	282
1,289	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	198
8,445	Series 2003-QS14, Class A1, 5.00%, 07/25/18	8,205
2,569	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,498
5,032	Series 2004-QA6, Class NB2, VAR, 5.29%, 12/26/34	5,042
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,111
2,488	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	2,453
738	Series 2006-QS4, Class A7, IF, 4.74%, 04/25/36	743
	Residential Asset Securitization Trust,
1,157	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,096
300	Series 2003-A14, Class A1, 4.75%, 02/25/19	288
1,221	Series 2005-A11, Class PO, PO, 10/25/35	822
2,829	Series 2006-A4, Class 2A5, 6.00%, 05/25/36	2,843
	Residential Funding Mortgage Securities I,
4,847	Series 2003-S7, Class A17, 4.00%, 05/25/33	4,527
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,432
602	Series 2003-S13, Class A1, 2.50%, 06/25/18	581
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,019
1,266	Series 2003-S14, Class A4, PO, 07/25/18	1,029
2,710	Series 2004-S3, Class A1, 4.75%, 03/25/19	2,634
3,461	Series 2004-S6, Class 2A6, PO, 06/25/34	2,657
1,140	Series 2004-S9, Class 2A1, 4.75%, 12/25/19	1,103
2,589	Series 2005-SA4, Class 1A1, VAR, 4.95%, 09/25/35	2,606
1,000	Series 2007-S2, Class A11, 5.75%, 02/25/37	999
290	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	234
28	Rural Housing Trust, Series 3, Class B, 7.33%, 04/01/26	28
	Salomon Brothers Mortgage Securities VII, Inc.,
18	Series 2000-UP1, Class A2, 8.00%, 09/25/30	18
439	Series 2003-UP2, Class PO1, PO, 12/25/18	365
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	2,684
	Structured Asset Securities Corp.,
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	738
151	Series 2003-8, Class 1A2, PO, 05/25/32	129
1,216	Series 2004-20, Class 1A3, 5.25%, 11/25/34	1,178
1,000	Series 2005-10, Class 5A9, 5.25%, 12/25/34	871
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
23,242	Series 2005-2, Class 1A4, IF, IO, 0.00%, 04/25/35	346

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
5,229	Series 2005-2, Class 2A3, IF, IO, 0.00%, 04/25/35	76
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,136
2,048	Series 2005-6, Class 2A4, 5.50%, 08/25/35	2,023
4,400	Series 2005-6, Class 2A9, 5.50%, 08/25/35	3,233
885	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS, Class 12A, 6.50%, 05/25/32	885
	Washington Mutual Mortgage Pass-Through Certificates,
898	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	892
1,507	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,488
543	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	535
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,436
856	Series 2003-S9, Class P, PO, 10/25/33	630
4,666	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,578
513	Series 2003-S10, Class A6, PO, 10/25/18	372
497	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	487
2,022	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,575
4,785	Series 2004-S3, Class 2A3, IF, 3.70%, 07/25/34	4,597
912	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	781
829	Series 2006-AR12, Class 2P, VAR, 0.00%, 10/25/36	731
	Wells Fargo Mortgage Backed Securities Trust,
3,228	Series 2002-18, Class 2A5, 6.00%, 12/25/32	3,189
2,414	Series 2003-1, Class 1A1, 4.50%, 02/25/18	2,365
942	Series 2003-8, Class A9, 4.50%, 08/25/18	896
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,206
997	Series 2003-11, Class 1APO, PO, 10/25/18	793
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,766
2,901	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,766
2,678	Series 2003-16, Class 2A3, 4.50%, 12/25/18	2,619
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	890
4,574	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	4,374
1,911	Series 2004-7, Class 2A1, 4.50%, 07/25/19	1,818
1,799	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,750
5,324	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	5,251
2,296	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,263
5,120	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	5,063
2,911	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	2,839
840	Series 2005-13, Class A, PO, 11/25/20	620
1,522	Series 2005-16, Class A, PO, 12/25/36	1,047
869	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	853
1,590	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	1,585
2,407	Series 2006-2, Class A, PO, 03/25/36	1,548
5,046	Series 2006-3, Class A8, 5.50%, 03/25/36	5,020
1,633	Series 2006-4, Class 1A, PO, 04/25/36	1,111
2,500	Series 2007-7, Class A7, 6.00%, 06/25/37	2,402
		408,178
	Total Collateralized Mortgage Obligations (Cost $1,366,804)	1,338,687
	Commercial Mortgage Backed Securities — 1.5%
4,281	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	4,205
	Bear Stearns Commercial Mortgage Securities,
90	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32	91
459	Series 2002-PBW1, Class A1, VAR, 3.97%, 11/11/35	445
879	Series 2004-T16, Class A2, 3.70%, 02/13/46	860
2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,111
3,073	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	3,052
2,487	Series 2006-PW14, Class A1, 5.04%, 12/11/38	2,464
2,972	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	2,994
6,228	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	6,260
2,556	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	2,620
554	First Union-Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	560
	Merrill Lynch Mortgage Trust,
3,025	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,965
3,296	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,172
3,022	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.61%, 02/12/39	2,994

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage Backed Securities — Continued
	Morgan Stanley Capital I,
2,549	Series 2006-IQI2, Class A1, 5.26%, 12/15/43	2,538
1,274	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,283
4,294	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,173
	Total Commercial Mortgage Backed Securities (Cost $43,334)	42,787
	Corporate Bonds — 10.8%
	Aerospace & Defense — 0.1%
1,059	Northrop Grumman Corp., 7.13%, 02/15/11	1,124
595	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	619
		1,743
	Airlines — 0.1%
414	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09 (c)	420
	Continental Airlines, Inc.,
323	Series 1999-2, Class A1, 7.26%, 03/15/20	335
942	Series 1999-2, Class A2, 7.06%, 09/15/09	942
	United Airlines, Inc.,
358	Series 2001-1, 6.07%, 03/01/13	360
477	Series 2001-1, 6.20%, 09/01/08	477
		2,534
	Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.,
980	4.75%, 01/15/08	975
1,000	6.50%, 11/15/13 (c)	1,034
2,157	7.20%, 09/01/09	2,227
		4,236
	Beverages — 0.0% (g)
900	Anheuser-Busch Cos., Inc., 5.75%, 04/01/36	846
	Capital Markets — 2.2%
	Bear Stearns Cos., Inc. (The),
4,270	3.25%, 03/25/09	4,082
1,000	5.70%, 11/15/14 (c)	944
	Credit Suisse USA, Inc.,
414	4.70%, 06/01/09 (c)	413
500	5.13%, 08/15/15	480
942	5.50%, 08/15/13	942
5,870	6.13%, 11/15/11	6,023
	Goldman Sachs Group, Inc. (The),
1,254	3.88%, 01/15/09	1,230
1,031	4.75%, 07/15/13	975
2,660	5.15%, 01/15/14 (c)	2,551
1,032	5.25%, 10/15/13 (c)	998
750	5.50%, 11/15/14 (c)	729
2,100	6.25%, 09/01/17	2,103
1,486	6.60%, 01/15/12	1,532
377	6.65%, 05/15/09	386
4,382	6.88%, 01/15/11	4,568
192	7.35%, 10/01/09	199
	Lehman Brothers Holdings, Inc.,
616	4.00%, 01/22/08 (c)	611
1,000	5.50%, 04/04/16 (c)	935
1,200	5.75%, 05/17/13	1,181
1,850	6.00%, 07/19/12	1,848
1,540	6.63%, 01/18/12	1,575
257	7.88%, 11/01/09 (c)	270
1,246	Series G, 4.80%, 03/13/14	1,160
	Merrill Lynch & Co., Inc.,
433	4.79%, 08/04/10 (c)	424
2,775	5.45%, 07/15/14 (c)	2,725
900	5.70%, 05/02/17 (c)	867
550	6.05%, 08/15/12	559
2,900	6.40%, 08/28/17 (c)	2,956
763	Series B, 3.13%, 07/15/08 (c)	744
831	Series B, 3.70%, 04/21/08	818
1,980	Series C, 4.13%, 01/15/09	1,939
	Morgan Stanley,
490	4.25%, 05/15/10 (c)	477
1,969	4.75%, 04/01/14	1,841
1,745	5.30%, 03/01/13	1,707
900	5.75%, 08/31/12 (c)	899
2,430	6.60%, 04/01/12	2,518
5,092	6.75%, 04/15/11	5,307
370	6.75%, 10/15/13	386
339	8.00%, 06/15/10	362
1,322	State Street Corp., 7.65%, 06/15/10	1,403
		61,667
	Chemicals — 0.2%
1,150	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,247
	Dow Chemical Co. (The),
1,150	6.00%, 10/01/12	1,182
402	6.13%, 02/01/11	413
355	7.38%, 11/01/29	390
925	Monsanto Co., 7.38%, 08/15/12	995
		4,227

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 1.2%
630	Fifth Third Bancorp, 5.45%, 01/15/17	606
2,072	Firstar Bank N.A., 7.13%, 12/01/09	2,171
1,177	Huntington National Bank (The), 8.00%, 04/01/10	1,257
550	KEY Bank N.A., 7.50%, 09/15/08	561
1,565	Keycorp, Series G, 4.70%, 05/21/09	1,565
1,820	PNC Funding Corp., 5.25%, 11/15/15 (c)	1,763
565	Popular North America, Inc., 4.25%, 04/01/08	560
1,528	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,507
880	SunTrust Bank, 6.38%, 04/01/11	907
972	US Bancorp, 7.50%, 06/01/26	1,111
2,979	U.S. Bank N.A., 6.50%, 02/01/08	2,982
	Wachovia Bank N.A.,
1,000	5.60%, 03/15/16 (c)	985
836	7.80%, 08/18/10	903
	Wachovia Corp.,
1,865	3.50%, 08/15/08 (c)	1,826
2,423	3.63%, 02/17/09	2,374
3,210	5.75%, 06/15/17 (c)	3,191
	Wells Fargo & Co.,
1,972	3.13%, 04/01/09	1,919
565	4.20%, 01/15/10	552
1,600	5.00%, 11/15/14 (c)	1,550
2,000	5.30%, 08/26/11 (c)	2,001
2,034	Wells Fargo Bank N.A., 7.55%, 06/21/10	2,155
		32,446
	Communications Equipment — 0.0% (g)
763	Cisco Systems, Inc., 5.50%, 02/22/16	760
	Computers & Peripherals — 0.1%
1,310	Hewlett-Packard Co., 5.40%, 03/01/17	1,291
	International Business Machines Corp.,
1,055	5.39%, 01/22/09	1,060
527	6.22%, 08/01/27	543
		2,894
	Consumer Finance — 1.0%
600	American Express Credit Corp., 3.00%, 05/16/08	590
	American General Finance Corp.,
1,074	Series H, 4.50%, 11/15/07	1,071
1,283	Series H, 5.38%, 10/01/12	1,263
160	Capital One Bank, 5.75%, 09/15/10	160
	Capital One Financial Corp.,
850	5.70%, 09/15/11	837
1,870	6.25%, 11/15/13	1,822
650	6.75%, 09/15/17	647
	HSBC Finance Corp.,
942	4.75%, 05/15/09	933
1,000	4.75%, 07/15/13 (c)	945
1,733	5.00%, 06/30/15	1,629
2,200	5.25%, 01/15/14	2,124
1,000	5.50%, 01/19/16	959
6,788	5.88%, 02/01/09	6,842
188	6.38%, 11/27/12	193
1,259	6.40%, 06/17/08	1,265
2,135	6.50%, 11/15/08	2,162
397	6.75%, 05/15/11	412
207	7.35%, 11/27/32	220
	SLM Corp.,
2,215	4.00%, 01/15/10	2,054
983	Series A, 5.38%, 01/15/13	871
547	Toyota Motor Credit Corp., 2.88%, 08/01/08	534
640	Washington Mutual Finance Corp., 6.88%, 05/15/11	668
		28,201
	Diversified Financial Services — 1.9%
	Associates Corp. of North America,
1,756	8.15%, 08/01/09	1,862
1,160	8.55%, 07/15/09	1,223
942	Series A, 7.95%, 02/15/10	996
	Bank of America Corp.,
1,808	3.88%, 01/15/08 (c)	1,796
433	5.25%, 12/01/15 (c)	418
2,510	5.63%, 10/14/16	2,474
1,510	5.75%, 08/15/16	1,500
1,003	7.40%, 01/15/11	1,067
5,028	7.80%, 02/15/10 (c)	5,348
550	Caterpillar Financial Services Corp., 5.50%, 03/15/16	548
1,650	CIT Group, Inc., 5.00%, 02/13/14	1,444
	Citigroup, Inc.,
471	3.50%, 02/01/08	467
856	4.70%, 05/29/15 (c)	806
1,015	5.00%, 09/15/14	972
2,025	5.13%, 05/05/14 (c)	1,978
2,112	5.63%, 08/27/12	2,133
283	6.20%, 03/15/09 (c)	288
	General Electric Capital Corp.,
2,500	5.40%, 02/15/17 (c)	2,460

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
1,000	5.65%, 06/09/14	1,011
1,507	Series A, 3.50%, 05/01/08	1,488
2,011	Series A, 4.25%, 01/15/08 (c)	2,001
791	Series A, 4.63%, 09/15/09	788
4,934	Series A, 5.88%, 02/15/12	5,055
4,352	Series A, 6.00%, 06/15/12	4,481
3,126	Series A, 6.13%, 02/22/11	3,234
1,964	Series A, 6.75%, 03/15/32	2,157
	International Lease Finance Corp.,
600	4.50%, 05/01/08 (c)	594
477	5.88%, 05/01/13 (c)	485
415	6.38%, 03/15/09	422
300	John Deere Capital Corp., 4.40%, 07/15/09	297
1,049	Textron Financial Corp., 5.13%, 02/03/11	1,060
		50,853
	Diversified Telecommunication Services — 0.8%
829	Bell Telephone Co. of Pennsylvania, 8.35%, 12/15/30	974
916	Bellsouth Capital Funding Corp., 7.75%, 02/15/10	968
428	BellSouth Corp., 5.20%, 09/15/14 (c)	415
1,323	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	1,362
3,090	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	3,389
1,884	France Telecom S.A. (France), 7.75%, 03/01/11	2,016
2,214	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,336
	Sprint Capital Corp.,
1,187	7.63%, 01/30/11 (c)	1,261
377	8.38%, 03/15/12	417
542	8.75%, 03/15/32	626
1,560	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13 (c)	1,503
1,017	TELUS Corp. (Canada), 8.00%, 06/01/11	1,103
	Verizon Communications, Inc.,
650	5.50%, 04/01/17 (c)	635
753	7.51%, 04/01/09	775
642	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	660
3,107	Verizon Global Funding Corp., 7.25%, 12/01/10	3,279
554	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12 (c)	568
852	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	816
		23,103
	Electric Utilities — 0.2%
272	Alabama Power Co., 4.70%, 12/01/10	269
264	Appalachian Power Co., 6.60%, 05/01/09	269
848	Carolina Power & Light Co., 5.13%, 09/15/13	832
1,360	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	1,365
1,893	Exelon Generation Co. LLC, 6.95%, 06/15/11 (c)	1,975
410	Florida Power & Light Co., 5.95%, 10/01/33 (c)	401
207	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	204
897	PSEG Power LLC, 7.75%, 04/15/11	962
		6,277
	Electronic Equipment & Instruments — 0.0% (g)
505	Arrow Electronics, Inc., 6.88%, 07/01/13	530
	Food & Staples Retailing — 0.1%
1,130	Kroger Co. (The), 8.05%, 02/01/10	1,196
730	Wal-Mart Stores, Inc., 5.25%, 09/01/35	637
		1,833
	Gas Utilities — 0.1%
105	Atmos Energy Corp., 5.13%, 01/15/13	102
697	KeySpan Gas East Corp., 7.88%, 02/01/10	735
910	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	841
		1678
	Household Products — 0.0% (g)
856	Procter & Gamble Co., 9.36%, 01/01/21	1,068
	Insurance — 1.1%
	American International Group, Inc.,
1,469	4.25%, 05/15/13	1,381
3,020	5.45%, 05/18/17	2,945
2,185	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,112
2,260	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	2,221
1,695	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,760
	John Hancock Global Funding II,
942	3.50%, 01/30/09 (e)	922
1,017	7.90%, 07/02/10 (c) (e)	1,101
1,658	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	1,608
1,093	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,095
2,260	Monumental Global Funding II, 4.38%, 07/30/09 (e)	2,236

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
467	Nationwide Financial Services, 6.25%, 11/15/11	478
	New York Life Global Funding,
895	3.88%, 01/15/09 (e)	879
2,637	5.38%, 09/15/13 (e)	2,696
571	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	561
	Principal Life Global Funding I,
942	2.80%, 06/26/08 (e)	918
4,049	6.25%, 02/15/12 (e)	4,229
	Protective Life Secured Trust,
819	4.00%, 10/07/09	805
2,285	4.00%, 04/01/11	2,221
240	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14 (c)	230
		30,398
	Media — 0.5%
599	Comcast Cable Communications LLC, 7.13%, 06/15/13	637
2,750	Comcast Cable Holdings LLC, 9.80%, 02/01/12	3,174
	Comcast Corp.,
1,000	5.30%, 01/15/14	969
1,484	5.50%, 03/15/11	1,484
1,005	5.90%, 03/15/16	995
700	Comcast Holdings Corp., 10.63%, 07/15/12	841
688	Cox Communications, Inc., 7.75%, 11/01/10	732
866	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	1,024
	Time Warner Inc.,
2,000	5.85%, 05/01/17 (e)	1,955
829	7.48%, 01/15/08	834
171	7.70%, 05/01/32 (c)	187
1,177	9.15%, 02/01/23	1,432
		14,264
	Metals & Mining — 0.0% (g)
1,165	Alcoa, Inc., 5.55%, 02/01/17	1,136
	Multi-Utilities — 0.2%
749	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	769
1,413	DTE Energy Co., Series A, 6.65%, 04/15/09	1,442
	Duke Energy Corp.,
1,884	4.20%, 10/01/08 (c)	1,860
1,408	5.63%, 11/30/12	1,425
		5,496
	Oil, Gas & Consumable Fuels — 0.1%
1,000	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16 (c)	998
1,725	ConocoPhillips Co., 8.75%, 05/25/10	1,884
200	Kerr-McGee Corp., 6.95%, 07/01/24	209
		3,091
	Paper & Forest Products — 0.1%
	International Paper Co.,
1,291	4.00%, 04/01/10	1,252
600	4.25%, 01/15/09	589
702	6.50%, 11/15/07	702
471	Weyerhaeuser Co., 6.75%, 03/15/12	486
		3,029
	Real Estate Management & Development — 0.0% (g)
269	ERP Operating LP, 4.75%, 06/15/09	266
	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
828	6.13%, 03/15/09	839
959	7.13%, 12/15/10	1,010
355	Norfolk Southern Corp., 7.70%, 05/15/17 (c)	397
	Union Pacific Corp.,
210	4.88%, 01/15/15 (c)	199
1,100	5.65%, 05/01/17 (c)	1,081
		3,526
	Software — 0.0% (g)
1,355	Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	1,323
	Thrifts & Mortgage Finance — 0.3%
616	Bank United, Series A, 8.00%, 03/15/09	640
	Countrywide Home Loans, Inc.,
1,145	3.25%, 05/21/08 (c)	1,105
180	4.13%, 09/15/09	169
2,740	Series L, 4.00%, 03/22/11	2,452
770	Washington Mutual Bank FA, 6.88%, 06/15/11	782
	Washington Mutual, Inc.,
1,267	4.20%, 01/15/10 (c)	1,215

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Thrifts & Mortgage Finance — Continued
700		4.63%, 04/01/14	634
1,100		World Savings Bank FSB, 4.50%, 06/15/09	1,095
			8,092
		Wireless Telecommunication Services — 0.2%
1,637		New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,763
4,500		Sprint Nextel Corp., 6.00%, 12/01/16	4,375
			6,138
		Total Corporate Bonds (Cost $308,881)	301,655
		Foreign Government Securities — 0.5%
		Province of Quebec (Canada),
4,332		5.75%, 02/15/09 (c)	4,399
377		Series A, SUB, 7.37%, 03/06/26	454
		United Mexican States (Mexico),
1,569		4.63%, 10/08/08	1,556
1,407		6.38%, 01/16/13	1,471
856		6.63%, 03/03/15 (c)	913
3,308		Series A, 7.50%, 04/08/33	3,943
		Total Foreign Government Securities (Cost $12,561)	12,736
		Mortgage Pass-Through Securities — 9.4%
		Federal Home Loan Mortgage Corp., Conventional Pools,
—	(h)	7.50%, 07/01/16	—	(h)
40		12.00%, 08/01/15 – 07/01/19	44
3,681		ARM, 4.13%, 04/01/34	3,618
2,427		ARM, 4.27%, 12/01/33	2,446
2,368		ARM, 5.77%, 11/01/36	2,380
961		ARM, 5.88%, 02/01/37	961
2,210		ARM, 5.89%, 10/01/36	2,225
154		ARM, 6.98%, 07/01/19	156
98		ARM, 7.22%, 04/01/30	99
		Federal Home Loan Mortgage Corp. Gold Pools,
10,078		4.00%, 06/01/13 – 05/01/19	9,688
4,817		4.00%, 09/01/35	4,350
666		4.50%, 08/01/18	641
14,127		5.00%, 01/01/34 – 07/01/35	13,687
222		5.50%, 06/01/17	221
1,760		5.50%, 10/01/33 – 01/01/34	1,711
250		6.00%, 04/01/18	253
591		6.00%, 12/01/22	597
1,306		6.00%, 12/01/33 – 01/01/34	1,309
2,929		6.50%, 08/01/36 – 02/01/19	2,993
1,692		6.50%, 11/01/22	1,738
7,205		6.50%, 11/01/34 – 11/01/36	7,323
1,307		7.00%, 01/01/17 – 04/01/17	1,348
410		7.00%, 07/01/29	419
2,872		7.00%, 07/01/32 – 10/01/36	2,952
428		7.50%, 09/01/10 – 11/01/15	438
109		8.50%, 11/01/15	118
		Federal National Mortgage Association, Various Pools,
4,319		3.50%, 09/01/18 – 07/01/19	3,966
6,442		4.00%, 09/01/13 – 11/01/33	6,049
34,572		4.00%, 07/01/18 – 12/01/18	32,574
3,294		4.50%, 11/01/14	3,246
16,230		4.50%, 06/01/18 – 12/01/19	15,602
1,032		4.50%, 04/01/24	976
4,749		4.50%, 11/01/33 – 02/01/35	4,402
3,025		5.00%, 12/01/16 – 10/01/19	2,964
12,466		5.00%, 07/01/33 – 09/01/35	11,891
1,670		5.50%, 06/01/12 – 09/01/17	1,667
514		5.50%, 09/01/33	503
13,719		5.50%, 04/01/33 – 03/01/34	13,437
154		6.00%, 02/01/14	156
7,215		6.00%, 06/01/16 – 08/01/19	7,303
4,231		6.00%, 12/01/28 – 09/01/33	4,248
1,147		6.50%, 03/01/17 – 08/01/20	1,169
2,950		6.50%, 05/01/22 – 12/01/22	3,029
451		6.50%, 03/01/29	461
380		6.50%, 08/01/31	391
3,772		6.50%, 01/01/36 – 07/01/36	3,834
1,574		7.00%, 03/01/17 – 09/01/17	1,626
634		7.00%, 04/01/17 – 02/01/33	659
840		7.00%, 10/01/46	862
113		7.50%, 03/01/17	117
1,846		7.50%, 08/01/36	1,911
301		8.00%, 11/01/12 – 11/01/15	310
1,622		8.00%, 03/01/27 – 11/01/28	1,716
136		8.00%, 06/01/28	144
156		9.00%, 05/01/18 – 12/01/25	167
11		9.00%, 04/01/26	12
48		9.50%, 07/01/28	52
311		10.89%, 04/15/19	353
40		12.50%, 01/01/16	44
632		ARM, 3.88%, 07/01/33	638
1,738		ARM, 3.99%, 05/01/34	1,722
2,604		ARM, 4.11%, 09/01/33	2,540

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
1,175	ARM, 4.15%, 01/01/34	1,163
1,367	ARM, 4.23%, 04/01/34	1,343
2,586	ARM, 4.25%, 07/01/33	2,609
4,415	ARM, 4.31%, 06/01/35	4,369
863	ARM, 4.53%, 01/01/36	851
864	ARM, 4.54%, 02/01/34	850
1,126	ARM, 4.55%, 07/01/34	1,145
601	ARM, 4.59%, 09/01/34	592
2,067	ARM, 4.60%, 11/01/34	2,035
2,731	ARM, 4.67%, 01/01/35	2,697
1,125	ARM, 4.68%, 05/01/35	1,127
2,566	ARM, 4.70%, 04/01/35	2,539
8,183	ARM, 4.72%, 04/01/35	8,281
1,363	ARM, 4.77%, 11/01/34	1,354
1,790	ARM, 4.78%, 10/01/34	1,771
4,506	ARM, 4.79%, 08/01/34	4,484
2,308	ARM,4.80%, 10/01/34	2,286
4,004	ARM, 4.83%, 01/01/35	3,970
906	ARM,4.84%, 02/01/35	898
950	ARM,4.84%, 09/01/35	953
329	ARM, 4.85%, 04/01/34	328
3,427	ARM, 4.87%, 01/01/33	3,393
1,209	ARM, 4.91%, 09/01/34	1,199
1,945	ARM, 4.95%, 08/01/34	1,930
2,910	ARM, 4.97%, 07/01/33	2,835
3,247	ARM, 5.00%, 05/01/35	3,233
2,371	ARM, 5.49%, 06/01/36	2,372
1,342	ARM, 5.51%, 11/01/33	1,372
241	ARM, 5.54%, 09/01/27	242
259	ARM, 5.55%, 03/01/29	256
21	ARM, 5.58%, 01/01/19	21
2,689	ARM, 5.96%, 07/01/36	2,698
53	ARM, 6.76%, 03/01/19	53
	Government National Mortgage Association Various Pools,
1,129	4.50%, 08/20/33	1,052
389	6.50%, 06/15/17 – 12/15/17	398
1,162	6.50%, 03/15/28 – 04/15/33	1,189
654	7.00%, 02/15/33 – 06/15/33	685
312	7.50%, 11/15/22 – 11/15/31	327
699	8.00%, 01/15/16	735
285	8.00%, 09/15/22 – 09/20/28	301
67	8.50%, 05/20/25	72
12	9.00%, 12/15/16	13
	Total Mortgage Pass-Through Securities (Cost $264,304)	262,477
	Municipal Bonds — 0.1%
2,090	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $2,106)	1,955
	Supranational — 0.0% (g)
382	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $390)	379
	U.S. Government Agency Securities — 1.2%
12,051	Federal Home Loan Bank System, 4.72%, 09/20/12	11,807
	Federal Home Loan Mortgage Corp.,
3,173	4.13%, 07/12/10	3,123
848	5.75%, 01/15/12 (c)	881
768	6.63%, 09/15/09	796
1,043	6.88%, 09/15/10 (c)	1,105
	Federal National Mortgage Association,
1,507	5.50%, 03/15/11 (c)	1,543
926	6.00%, 05/15/08	931
1,367	6.13%, 03/15/12 (c)	1,441
3,464	6.25%, 02/01/11 (c)	3,628
791	6.38%, 06/15/09 (c)	812
2,826	6.63%, 09/15/09 (c)	2,930
885	7.13%, 06/15/10 (c)	940
3,998	7.25%, 01/15/10	4,221
	Total U.S. Government Agency Securities (Cost $34,694)	34,158
	U.S. Treasury Obligations — 21.2%
	U.S. Treasury Bonds,
1,046	6.25%, 08/15/23 (c)	1,206
2,985	7.50%, 11/15/16 (c)	3,629
1,325	7.63%, 02/15/25 (c)	1,750
4,181	7.88%, 02/15/21 (c)	5,437
614	8.13%, 05/15/21 (c)	816
3,275	8.75%, 05/15/17 (c)	4,322
3,295	8.75%, 08/15/20 (c)	4,539
341	8.88%, 02/15/19 (c)	465
490	9.25%, 02/15/16 (c)	651
2,069	9.88%, 11/15/15	2,822
28,648	10.38%, 11/15/12 (m)	28,993
9,901	11.75%, 11/15/14 (m)	11,451
40,923	12.00%, 08/15/13 (m)	43,778

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
4,238	12.50%, 08/15/14 (m)	4,886
377	13.25%, 05/15/14 (m)	432
	U.S. Treasury Bonds Coupon STRIPS,
3,600	05/15/08	3,495
1,456	05/15/09	1,359
1,000	11/15/09 (c)	914
6,485	2/15/10 (c)	5,870
16,047	2/15/11 (c)	13,931
9,294	8/15/11 (c)	7,896
14,134	5/15/12 (c)	11,733
5,861	11/15/12	4,707
27,604	2/15/13 (c)	21,915
2,569	05/15/13	2,014
7,217	8/15/13 (c)	5,600
31,728	2/15/14 (m)	23,977
14,215	5/15/14 (m)	10,592
32,435	8/15/14 (m)	23,888
22,628	11/15/14 (m)	16,459
14,180	2/15/15 (m)	10,134
3,626	5/15/15 (c)	2,564
13,603	8/15/15 (c)	9,490
24,847	11/15/15 (c)	17,071
50,896	2/15/16 (c)	34,599
12,345	5/15/16 (c)	8,269
1,911	08/15/16	1,265
10,137	11/15/16 (c)	6,617
9,304	2/15/17 (c)	6,004
22,756	5/15/17 (c)	14,432
8,244	11/15/17 (c)	5,092
31,715	5/15/18 (c)	19,052
13,702	2/15/19 (c)	7,889
1,750	08/15/20	924
678	2/15/22 (c)	331
5,292	2/15/23 (c)	2,475
	U.S. Treasury Bonds Principal STRIPS,
5,594	11/15/09 (c)	5,115
5,000	02/15/15	3,589
5,445	11/15/15 (c)	3,741
1,000	05/15/16	670
	U.S. Treasury Inflation Indexed Bonds,
8,758	3.63%, 04/15/28 (m)	10,492
2,444	3.88%, 01/15/09 (c)	2,478
15,350	4.25%, 01/15/10 (c)	15,944
	U.S. Treasury Notes,
377	3.13%, 09/15/08 (c)	373
1,870	3.25%, 08/15/08 (c)	1,851
1,110	3.25%, 01/15/09 (c)	1,096
1,812	3.38%, 02/15/08 (c)	1,805
2,428	3.38%, 10/15/09 (c)	2,388
1,969	3.50%, 12/15/09 (c)	1,939
428	3.63%, 01/15/10 (c)	423
2,195	4.00%, 06/15/09 (c)	2,187
29,968	4.00%, 04/15/10 (c)	29,832
1,000	4.50%, 09/30/11 (c)	1,010
13,500	4.63%, 10/31/11 (c)	13,698
3,050	4.75%, 05/15/14 (c)	3,119
1,500	4.88%, 05/15/09 (c)	1,516
7,075	5.00%, 07/31/08 (c)	7,109
1,421	5.63%, 05/15/08 (c)	1,432
6,167	5.75%, 08/15/10 (c)	6,433
9,279	6.00%, 08/15/09 (c)	9,591
33,423	6.50%, 02/15/10 (m)	35,186
14,230	U.S. Treasury Notes Principal STRIPS, 11/15/12	11,423
	Total U.S. Treasury Obligations (Cost $608,016)	590,175
	Total Long-Term Investments (Cost $2,685,476)	2,628,810

SHARES		VALUE($)
Short-Term Investment — 5.4%
	Investment Company — 5.4%
149,842	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $149,842)	149,842

PRINCIPAL AMOUNT($)		VALUE($)
Investments of Cash Collateral for Securities on Loan — 12.5%
	Certificates of Deposit — 2.0%
15,000	Barclays, New York, 5.34%, 09/28/07	15,000
6,000	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	6,000
9,750	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	9,750
15,000	Mitsubishi Tokyo UFJ Financial Group, Inc., 5.55%, 11/29/07	15,000
9,000	Natexis Banques Populaires, New York FRN, 5.37%, 01/28/08	9,000
		54,750
	Commercial Paper — 0.2%
4,934	Atlantis One Funding, 5.35%, 09/27/07	4,934

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — Continued
	Corporate Notes — 7.4%
7,200	American Express Credit Corp., FRN, 5.62%, 01/15/08	7,200
11,000	Banque Federative du Credit Mutuel, FRN, 5.55%, 08/13/08	11,000
1,750	Beta Finance, Inc., FRN, 5.37%, 01/15/08	1,750
16,500	Caixa Catal, FRN, 5.39%, 07/07/08	16,500
12,650	CDC Financial Products, Inc., FRN, 5.53%, 09/28/07	12,650
18,900	Citigroup Global Markets, Inc., FRN, 5.53%, 09/07/07	18,900
12,000	Comerica, FRN, 5.53%, 11/13/07	12,000
19,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	19,000
10,999	K2 (USA) LLC, FRN, 5.39%, 02/15/08	10,999
17,998	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	17,998
10,000	Macquarie Bank Ltd, FRN, 5.53%, 08/20/08	10,000
3,000	Metropolitan Life Global Funding, FRN, 5.49%, 08/22/08	3,000
14,000	Morgan Stanley, FRN, 5.56%, 09/30/08	14,000
18,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	18,999
5,000	Pricoa Global Funding I, FRN, 5.49%, 08/27/08	5,000
	Sigma Finance, Inc.,
1,000	FRN, 5.37%, 10/24/07	1,000
2,500	FRN, 5.37%, 01/17/08	2,500
11,998	FRN, 5.39%, 02/27/08	11,998
14,000	Unicredito Italiano Bank plc, FRN, 5.35%, 08/08/08	14,000
		208,494
	Funding Agreement — 0.5%
15,000	Beneficial Life Insurance Co., FRN, 5.59%, 11/30/07	15,000
	Repurchase Agreements — 2.4%
40,073	Banc of America Securities LLC, 5.40%, dated 08/31/07, due 09/04/07, repurchase price $40,097, collateralized by U.S. Government Agency Mortgages.	40,073
15,000	Barclays Capital, 5.40%, dated 08/31/07, due 09/04/07, repurchase price $15,009, collateralized by U.S. Government Agency Mortgages.	15,000
11,000	Bear Stearns, 5.38%, dated 08/31/07, due 09/04/07, repurchase price $11,007, collateralized by U.S. Government Agency Mortgages.	11,000
		66,073
	Total Investments of Cash Collateral for Securities on Loan (Cost $349,251)	349,251
	Total Investments — 112.3% (Cost $3,184,569)	3,127,903
	Liabilities in Excess of Other Assets — (12.3)%	(342,974)
	NET ASSETS — 100.0%	$2,784,929

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 99.2%
	Common Stocks — 99.1%
	Aerospace & Defense — 2.8%
26	Boeing Co.	2,554
14	General Dynamics Corp.	1,067
4	Goodrich Corp.	265
26	Honeywell International, Inc.	1,469
4	L-3 Communications Holdings, Inc.	413
12	Lockheed Martin Corp.	1,180
12	Northrop Grumman Corp.	913
5	Precision Castparts Corp.	601
15	Raytheon Co.	913
6	Rockwell Collins, Inc.	387
33	United Technologies Corp.	2,489
		12,251
	Air Freight & Logistics — 0.9%
6	CH Robinson Worldwide, Inc.	282
10	FedEx Corp. (c)	1,132
36	United Parcel Service, Inc., Class B	2,695
		4,109
	Airlines — 0.1%
26	Southwest Airlines Co.	396
	Auto Components — 0.2%
7	Goodyear Tire & Rubber Co. (The) (a) (c)	191
7	Johnson Controls, Inc.	749
		940
	Automobiles — 0.4%
70	Ford Motor Co. (a) (c)	544
19	General Motors Corp. (c)	583
9	Harley-Davidson, Inc.	465
		1,592
	Beverages — 2.1%
25	Anheuser-Busch Cos., Inc.	1,259
3	Brown-Forman Corp., Class B (c)	189
67	Coca-Cola Co. (The)	3,625
9	Coca-Cola Enterprises, Inc.	223
6	Constellation Brands, Inc., Class A (a) (c)	157
2	Molson Coors Brewing Co., Class B	142
4	Pepsi Bottling Group, Inc.	153
55	PepsiCo, Inc.	3,717
		9,465
	Biotechnology — 1.1%
37	Amgen, Inc. (a)	1,830
10	Biogen Idec, Inc. (a)	612
13	Celgene Corp. (a)	818
9	Genzyme Corp. (a)	550
31	Gilead Sciences, Inc. (a)	1,139
		4,949
	Building Products — 0.1%
6	American Standard Cos., Inc.	217
13	Masco Corp.	330
		547
	Capital Markets — 3.2%
6	American Capital Strategies Ltd. (c)	245
8	Ameriprise Financial, Inc.	482
38	Bank of New York Mellon Corp. (The)	1,532
4	Bear Stearns Cos., Inc. (The) (c)	434
32	Charles Schwab Corp. (The)	627
14	E*Trade Financial Corp. (a) (c)	223
3	Federated Investors, Inc., Class B (c)	104
6	Franklin Resources, Inc.	728
14	Goldman Sachs Group, Inc. (The)	2,411
6	Janus Capital Group, Inc. (c)	165
4	Legg Mason, Inc.	383
18	Lehman Brothers Holdings, Inc.	980
29	Merrill Lynch & Co., Inc.	2,153
35	Morgan Stanley	2,205
6	Northern Trust Corp.	389
13	State Street Corp.	823
9	T. Rowe Price Group, Inc.	457
		14,341
	Chemicals — 1.6%
7	Air Products & Chemicals, Inc.	654
2	Ashland, Inc.	112
32	Dow Chemical Co. (The)	1,363
3	Eastman Chemical Co.	188
6	Ecolab, Inc.	245
31	El du Pont de Nemours & Co.	1,510
4	Hercules, Inc. (a)	81
3	International Flavors & Fragrances, Inc.	131
18	Monsanto Co.	1,272
6	PPG Industries, Inc.	404
11	Praxair, Inc.	809
5	Rohm & Haas Co. (c)	270
4	Sigma-Aldrich Corp.	197
		7,236

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 3.7%
18	BB&T Corp.	723
5	Comerica, Inc.	292
6	Commerce Bancorp, Inc. (c)	236
4	Compass Bancshares, Inc.	289
18	Fifth Third Bancorp (c)	659
4	First Horizon National Corp. (c)	129
12	Huntington Bancshares, Inc.	212
13	KeyCorp	438
3	M&T Bank Corp. (c)	269
9	Marshall & Ilsley Corp.	380
19	National City Corp. (c)	520
12	PNC Financial Services Group, Inc.	814
24	Regions Financial Corp.	740
12	SunTrust Banks, Inc.	942
11	Synovus Financial Corp.	303
58	U.S. Bancorp	1,887
64	Wachovia Corp.	3,143
112	Wells Fargo & Co.	4,093
4	Zions Bancorp	260
		16,329
	Commercial Services & Supplies — 0.5%
9	Allied Waste Industries, Inc. (a)	109
3	Avery Dennison Corp.	184
5	Cintas Corp.	166
5	Equifax, Inc. (c)	188
4	Monster Worldwide, Inc. (a)	150
7	Pitney Bowes, Inc.	329
7	R.R. Donnelley & Sons Co.	264
6	Robert Half International, Inc.	178
17	Waste Management, Inc.	654
		2,222
	Communications Equipment — 2.8%
15	Avaya, Inc. (a)	254
3	Ciena Corp. (a) (c)	109
204	Cisco Systems, Inc. (a)	6,500
53	Corning, Inc.	1,233
7	JDS Uniphase Corp. (a) (c)	103
17	Juniper Networks, Inc. (a)	569
78	Motorola, Inc.	1,316
56	QUALCOMM, Inc.	2,230
15	Tellabs, Inc. (a)	155
		12,469
	Computers & Peripherals — 4.3%
29	Apple, Inc. (a)	4,018
76	Dell, Inc. (a)	2,153
70	EMC Corp. (a)	1,384
88	Hewlett-Packard Co.	4,335
46	International Business Machines Corp.	5,347
3	Lexmark International, Inc., Class A (a)	118
6	NCR Corp. (a)	300
12	Network Appliance, Inc. (a)	347
5	QLogic Corp. (a)	71
8	SanDisk Corp. (a) (c)	429
120	Sun Microsystems, Inc. (a)	642
		19,144
	Construction & Engineering — 0.1%
3	Fluor Corp.	376
	Construction Materials — 0.1%
3	Vulcan Materials Co. (c)	288
	Consumer Finance — 1.0%
40	American Express Co.	2,337
14	Capital One Financial Corp.	896
18	Discover Financial Services (a)	409
14	SLM Corp.	694
		4,336
	Containers & Packaging — 0.2%
3	Ball Corp.	179
4	Bemis Co., Inc.	105
4	Pactiv Corp. (a)	128
5	Sealed Air Corp.	143
4	Temple-Inland, Inc.	196
		751
	Distributors — 0.1%
6	Genuine Parts Co.	284
	Diversified Consumer Services — 0.1%
5	Apollo Group, Inc., Class A (a)	275
11	H&R Block, Inc. (c)	215
		490
	Diversified Financial Services — 5.0%
149	Bank of America Corp.	7,544
6	CIT Group, Inc.	242

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
166	Citigroup, Inc.	7,778
2	CME Group, Inc.	1,029
115	JPMorgan Chase & Co. (q)	5,107
6	Leucadia National Corp. (c)	245
8	Moody’s Corp.	354
		22,299
	Diversified Telecommunication Services — 3.1%
207	AT&T, Inc.	8,246
4	CenturyTel, Inc.	176
11	Citizens Communications Co.	167
5	Embarq Corp.	316
52	Qwest Communications International, Inc. (a)	466
97	Verizon Communications, Inc.	4,079
16	Windstream Corp. (c)	228
		13,678
	Electric Utilities — 1.8%
6	Allegheny Energy, Inc. (a)	287
13	American Electric Power Co., Inc.	595
42	Duke Energy Corp.	775
11	Edison International	576
7	Entergy Corp.	686
23	Exelon Corp.	1,595
10	FirstEnergy Corp.	628
14	FPL Group, Inc.	802
3	Pinnacle West Capital Corp. (c)	134
13	PPL Corp.	623
9	Progress Energy, Inc.	391
25	Southern Co. (The)	895
		7,987
	Electrical Equipment — 0.5%
6	Cooper Industries Ltd., Class A (c)	314
27	Emerson Electric Co.	1,313
5	Rockwell Automation, Inc.	373
		2,000
	Electronic Equipment & Instruments — 0.3%
13	Agilent Technologies, Inc. (a)	483
6	Jabil Circuit, Inc.	133
5	Molex, Inc.	125
30	Solectron Corp. (a)	118
3	Tektronix, Inc.	88
17	Tyco Electronics Ltd. (a)	580
		1,527
	Energy Equipment & Services — 2.3%
11	Baker Hughes, Inc.	901
10	BJ Services Co.	244
5	ENSCO International, Inc.	271
31	Halliburton Co.	1,061
9	Nabors Industries Ltd. (Bermuda) (a)	279
6	National Oilwell Varco, Inc. (a) (c)	763
9	Noble Corp.	441
4	Rowan Cos., Inc. (c)	139
40	Schlumberger Ltd.	3,815
7	Smith International, Inc.	451
10	Transocean, Inc. (a)	1,016
11	Weatherford International Ltd. (a)	660
		10,041
	Food & Staples Retailing — 2.3%
15	Costco Wholesale Corp.	925
52	CVS Caremark Corp.	1,958
24	Kroger Co. (The)	631
15	Safeway, Inc.	470
7	SUPERVALU, Inc.	294
21	SYSCO Corp.	692
81	Wal-Mart Stores, Inc.	3,548
34	Walgreen Co.	1,513
5	Whole Foods Market, Inc. (c)	210
		10,241
	Food Products — 1.4%
22	Archer-Daniels-Midland Co.	738
7	Campbell Soup Co.	275
17	ConAgra Foods, Inc.	430
4	Dean Foods Co.	117
12	General Mills, Inc.	649
11	H.J. Heinz Co.	491
6	Hershey Co. (The)	267
8	Kellogg Co.	462
54	Kraft Foods, Inc., Class A	1,725
4	McCormick & Co., Inc. (Non-Voting)	157
25	Sara Lee Corp.	409
8	Tyson Foods, Inc., Class A (c)	183
7	Wm. Wrigley, Jr., Co.	421
		6,324
	Gas Utilities — 0.1%
2	Nicor, Inc. (c)	63
6	Questar Corp.	289
		352

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Equipment & Supplies — 1.7%
2	Bausch & Lomb, Inc.	115
22	Baxter International, Inc.	1,197
8	Becton, Dickinson & Co.	632
40	Boston Scientific Corp. (a)	511
17	Covidien Ltd. (Bermuda) (a)	662
3	CR Bard, Inc.	289
5	Hospira, Inc. (a)	202
39	Medtronic, Inc.	2,041
11	St. Jude Medical, Inc. (a)	494
10	Stryker Corp.	669
4	Varian Medical Systems, Inc. (a)	173
8	Zimmer Holdings, Inc. (a)	622
		7,607
	Health Care Providers & Services — 2.3%
17	Aetna, Inc.	882
6	AmerisourceBergen Corp.	307
13	Cardinal Health, Inc.	882
10	Cigna Corp.	499
5	Coventry Health Care, Inc. (a)	301
9	Express Scripts, Inc. (a)	474
6	Humana, Inc. (a)	361
4	Laboratory Corp. of America Holdings (a) (c)	306
2	Manor Care, Inc.	157
10	McKesson Corp.	567
9	Medco Health Solutions, Inc. (a)	803
5	Patterson Cos., Inc. (a) (c)	171
5	Quest Diagnostics, Inc.	290
16	Tenet Healthcare Corp. (a) (c)	54
45	UnitedHealth Group, Inc.	2,248
21	WellPoint, Inc. (a)	1,659
		9,961
	Health Care Technology — 0.0% (g)
7	IMS Health, Inc.	197
	Hotels, Restaurants & Leisure — 1.6%
15	Carnival Corp.	677
5	Darden Restaurants, Inc.	197
6	Harrah’s Entertainment, Inc.	537
13	Hilton Hotels Corp.	601
11	International Game Technology	426
11	Marriott International, Inc., Class A	489
40	McDonald’s Corp.	1,972
25	Starbucks Corp. (a)	685
7	Starwood Hotels & Resorts Worldwide, Inc.	441
3	Wendy’s International, Inc.	96
6	Wyndham Worldwide Corp.	195
18	Yum! Brands, Inc.	575
		6,891
	Household Durables — 0.5%
2	Black & Decker Corp.	192
4	Centex Corp. (c)	116
9	D.R. Horton, Inc. (c)	138
5	Fortune Brands, Inc.	426
2	Harman International Industries, Inc.	248
3	KB Home (c)	78
6	Leggett & Platt, Inc. (c)	121
5	Lennar Corp., Class A (c)	132
9	Newell Rubbermaid, Inc.	241
7	Pulte Homes, Inc.	119
2	Snap-On, Inc.	95
3	Stanley Works (The)	159
3	Whirlpool Corp.	255
		2,320
	Household Products — 2.1%
5	Clorox Co.	305
17	Colgate-Palmolive Co.	1,138
14	Kimberly-Clark Corp.	983
106	Procter & Gamble Co.	6,898
		9,324
	Independent Power Producers & Energy Traders — 0.5%
22	AES Corp. (The) (a)	405
6	Constellation Energy Group, Inc.	503
13	Dynegy, Inc., Class A (a)	109
15	TXU Corp. (c)	1,038
		2,055
	Industrial Conglomerates — 3.8%
24	3M Co.	2,198
345	General Electric Co.	13,414
8	Textron, Inc.	491
17	Tyco International Ltd. (Bermuda)	734
		16,837
	Insurance — 4.5%
11	ACE Ltd. (Bermuda)	631
16	Aflac, Inc. (m)	875
20	Allstate Corp. (The)	1,115
3	AMBAC Financial Group, Inc.	215
87	American International Group, Inc.	5,743
10	AON Corp.	427

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
3	Assurant, Inc.	172
13	Chubb Corp. (The)	689
6	Cincinnati Financial Corp.	243
15	Genworth Financial, Inc., Class A	431
11	Hartford Financial Services Group, Inc.	944
9	Lincoln National Corp.	553
15	Loews Corp.	703
19	Marsh & McLennan Cos., Inc. (c)	497
4	MBIA, Inc. (c)	263
25	MetLife, Inc.	1,593
9	Principal Financial Group, Inc.	498
25	Progressive Corp. (The)	502
16	Prudential Financial, Inc.	1,408
4	Safeco Corp.	207
3	Torchmark Corp.	197
22	Travelers Cos., Inc. (The)	1,126
11	Unum Group	281
6	XL Capital Ltd., Class A (Bermuda)	475
		19,788
	Internet & Catalog Retail — 0.2%
10	Amazon.com, Inc. (a) (c)	833
7	IAC/InterActive Corp. (a)	204
		1,037
	Internet Software & Services — 1.5%
6	Akamai Technologies, Inc. (a)	178
38	eBay, Inc. (a)	1,295
7	Google, Inc., Class A (a)	3,769
8	VeriSign, Inc. (a)	265
41	Yahoo!, Inc. (a)	922
		6,429
	IT Services — 1.0%
3	Affiliated Computer Services, Inc., Class A (a)	166
19	Automatic Data Processing, Inc.	849
5	Cognizant Technology Solutions Corp., Class A (a)	354
6	Computer Sciences Corp. (a)	325
5	Convergys Corp. (a)	77
17	Electronic Data Systems Corp.	391
5	Fidelity National Information Services, Inc.	260
25	First Data Corp.	841
6	Fiserv, Inc. (a)	262
11	Paychex, Inc.	507
12	Unisys Corp. (a)	86
26	Western Union Co. (The)	488
		4,606
	Leisure Equipment & Products — 0.2%
3	Brunswick Corp.	76
10	Eastman Kodak Co. (c)	257
5	Hasbro, Inc. (c)	151
13	Mattel, Inc.	286
		770
	Life Sciences Tools & Services — 0.3%
6	Applera Corp. - Applied Biosystems Group	195
2	Millipore Corp. (a) (c)	126
4	PerkinElmer, Inc.	110
14	Thermo Fisher Scientific, Inc. (a)	768
3	Waters Corp. (a)	208
		1,407
	Machinery — 1.8%
21	Caterpillar, Inc.	1,628
3	Cummins, Inc. (c)	414
8	Danaher Corp. (c)	620
8	Deere & Co.	1,027
7	Dover Corp.	339
5	Eaton Corp.	463
14	Illinois Tool Works, Inc.	804
10	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	525
6	ITT Corp.	414
8	PACCAR, Inc. (c)	713
4	Pall Corp.	157
4	Parker Hannifin Corp.	417
3	Terex Corp. (a)	276
		7,797
	Media — 3.2%
25	CBS Corp., Class B	774
17	Clear Channel Communications, Inc.	620
104	Comcast Corp., Class A (a)	2,724
26	DIRECTV Group, Inc. (The) (a)	603
2	Dow Jones & Co., Inc. (c)	129
3	E.W. Scripps Co., Class A (c)	115
8	Gannett Co., Inc.	370
16	Interpublic Group of Companies, Inc. (The) (a) (c)	172
12	McGraw-Hill Cos., Inc. (The)	581
1	Meredith Corp.	73
5	New York Times Co. (The), Class A (c)	106

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Media — Continued
78	News Corp., Class A	1,581
11	Omnicom Group, Inc.	565
127	Time Warner, Inc.	2,410
3	Tribune Co.	78
23	Viacom, Inc., Class B (a)	912
66	Walt Disney Co. (The)	2,234
		14,047
	Metals & Mining — 0.9%
29	Alcoa, Inc.	1,065
3	Allegheny Technologies, Inc.	341
13	Freeport-McMoRan Copper & Gold, Inc. (c)	1,101
15	Newmont Mining Corp.	639
10	Nucor Corp.	535
4	United States Steel Corp.	375
		4,056
	Multi-Utilities — 1.0%
7	Ameren Corp. (c)	351
11	CenterPoint Energy, Inc. (c)	175
8	CMS Energy Corp. (c)	123
9	Consolidated Edison, Inc.	417
10	Dominion Resources, Inc.	836
6	DTE Energy Co. (c)	282
3	Integrys Energy Group, Inc. (c)	127
9	NiSource, Inc.	173
12	PG&E Corp.	525
8	Public Service Enterprise Group, Inc.	721
9	Sempra Energy	487
7	TECO Energy, Inc.	111
14	Xcel Energy, Inc.	283
		4,611
	Multiline Retail — 1.0%
4	Big Lots, Inc. (a)	109
2	Dillard’s, Inc., Class A (c)	48
5	Family Dollar Stores, Inc.	148
8	J.C. Penney Co., Inc.	519
11	Kohl’s Corp. (a)	642
15	Macy’s, Inc.	489
8	Nordstrom, Inc.	362
3	Sears Holdings Corp. (a) (c)	397
29	Target Corp.	1,883
		4,597
	Office Electronics — 0.1%
31	Xerox Corp. (a)	539
	Oil, Gas & Consumable Fuels — 8.8%
16	Anadarko Petroleum Corp. (c)	762
11	Apache Corp.	859
14	Chesapeake Energy Corp. (c)	443
72	Chevron Corp.	6,327
55	ConocoPhillips	4,489
6	Consol Energy, Inc.	243
15	Devon Energy Corp.	1,124
23	El Paso Corp.	373
8	EOG Resources, Inc.	553
189	Exxon Mobil Corp.	16,199
9	Hess Corp.	562
23	Marathon Oil Corp.	1,240
6	Murphy Oil Corp. (c)	384
28	Occidental Petroleum Corp.	1,585
9	Peabody Energy Corp. (c)	378
21	Spectra Energy Corp.	493
4	Sunoco, Inc.	298
18	Valero Energy Corp.	1,262
20	Williams Cos., Inc.	623
13	XTO Energy, Inc.	699
		38,896
	Paper & Forest Products — 0.3%
15	International Paper Co.	513
6	MeadWestvaco Corp.	195
7	Weyerhaeuser Co.	494
		1,202
	Personal Products — 0.2%
15	Avon Products, Inc.	506
4	Estee Lauder Cos., Inc. (The), Class A	164
		670
	Pharmaceuticals — 6.1%
52	Abbott Laboratories	2,682
10	Allergan, Inc.	619
4	Barr Pharmaceuticals, Inc. (a)	187
66	Bristol-Myers Squibb Co.	1,924
33	Eli Lilly & Co.	1,898
11	Forest Laboratories, Inc. (a)	401
97	Johnson & Johnson	6,003
8	King Pharmaceuticals, Inc. (a)	123
73	Merck & Co., Inc.	3,647
8	Mylan Laboratories, Inc.	126

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Pharmaceuticals — Continued
235	Pfizer, Inc.	5,848
50	Schering-Plough Corp.	1,500
3	Watson Pharmaceuticals, Inc. (a)	103
45	Wyeth	2,089
		27,150
	Real Estate Investment Trusts (REITs) — 1.2%
3	Apartment Investment & Management Co.	146
7	Archstone-Smith Trust	440
3	AvalonBay Communities, Inc. (c)	306
4	Boston Properties, Inc. (c)	399
4	Developers Diversified Realty Corp. (c)	224
10	Equity Residential (c)	392
8	General Growth Properties, Inc.	412
18	Host Hotels & Resorts, Inc.	390
8	Kimco Realty Corp. (c)	326
6	Plum Creek Timber Co., Inc.	249
9	ProLogis	518
4	Public Storage	312
7	Simon Property Group, Inc.	711
4	Vornado Realty Trust	467
		5,292
	Real Estate Management & Development — 0.0% (g)
6	CB Richard Ellis Group, Inc., Class A (a)	186
	Road & Rail — 0.8%
12	Burlington Northern Santa Fe Corp.	969
15	CSX Corp.	601
13	Norfolk Southern Corp.	676
2	Ryder System, Inc.	112
9	Union Pacific Corp.	1,013
		3,371
	Semiconductors & Semiconductor Equipment — 2.8%
18	Advanced Micro Devices, Inc. (a) (c)	240
12	Altera Corp.	284
11	Analog Devices, Inc.	405
46	Applied Materials, Inc.	990
16	Broadcom Corp., Class A (a)	538
195	Intel Corp.	5,018
6	KLA-Tencor Corp.	369
7	Linear Technology Corp. (c)	253
26	LSI Corp. (a)	178
11	Maxim Integrated Products, Inc.	323
8	MEMC Electronic Materials, Inc. (a)	462
25	Micron Technology, Inc. (a) (c)	290
8	National Semiconductor Corp. (c)	213
4	Novellus Systems, Inc. (a)	116
12	NVIDIA Corp. (a)	623
6	Teradyne, Inc. (a) (c)	95
48	Texas Instruments, Inc.	1,647
10	Xilinx, Inc. (c)	255
		12,299
	Software — 3.2%
20	Adobe Systems, Inc. (a)	843
8	Autodesk, Inc. (a)	359
7	BMC Software, Inc. (a)	209
14	CA, Inc.	348
6	Citrix Systems, Inc. (a)	220
10	Compuware Corp. (a)	82
10	Electronic Arts, Inc. (a)	551
11	Intuit, Inc. (a)	314
282	Microsoft Corp.	8,113
12	Novell, Inc. (a)	87
133	Oracle Corp. (a)	2,693
30	Symantec Corp. (a)	568
		14,387
	Specialty Retail — 1.8%
3	Abercrombie & Fitch Co.	233
5	AutoNation, Inc. (a)	96
2	AutoZone, Inc. (a) (c)	194
9	Bed Bath & Beyond, Inc. (a)	318
14	Best Buy Co., Inc.	597
5	Circuit City Stores, Inc. (c)	51
18	Gap, Inc. (The)	334
66	Home Depot, Inc.	2,537
11	Limited Brands, Inc.	266
50	Lowe’s Cos., Inc.	1,568
9	Office Depot, Inc. (a)	227
3	OfficeMax, Inc.	90
5	RadioShack Corp. (c)	108
4	Sherwin-Williams Co. (The)	253
24	Staples, Inc.	570
5	Tiffany & Co.	235
15	TJX Cos., Inc.	465
		8,142
	Textiles, Apparel & Luxury Goods — 0.4%
12	Coach, Inc. (a)	554
4	Jones Apparel Group, Inc.	70

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Textiles, Apparel & Luxury Goods — Continued
4	Liz Claiborne, Inc. (c)	120
13	Nike, Inc., Class B	717
2	Polo Ralph Lauren Corp.	155
3	V.F. Corp.	239
		1,855
	Thrifts & Mortgage Finance — 1.2%
20	Countrywide Financial Corp.	395
33	Fannie Mae	2,142
22	Freddie Mac	1,367
16	Hudson City Bancorp, Inc.	231
3	MGIC Investment Corp. (c)	84
12	Sovereign Bancorp, Inc. (c)	219
30	Washington Mutual, Inc.	1,095
		5,533
	Tobacco — 1.3%
71	Altria Group, Inc.	4,897
6	Reynolds American, Inc. (c)	379
5	UST, Inc.	265
		5,541
	Trading Companies & Distributors — 0.0% (g)
2	W.W. Grainger, Inc.	219
	Wireless Telecommunication Services — 0.6%
12	ALLTEL Corp.	791
97	Sprint Nextel Corp.	1,836
		2,627
	Total Common Stocks (Cost $358,598)	439,210
	Investment Company — 0.1%
3	SPDR Trust, Series 1 (c) (Cost $476)	493
	Total Long-Term Investments (Cost $359,074)	439,703
Short-Term Investments — 0.6%
	Investment Company — 0.6%
2,480	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $2,480)	2,480

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	U.S. Treasury Obligation — 0.0% (g)
100	U.S. Treasury Bill, 4.84%, 11/01/07 (k) (m) (n) (Cost $99)	99
	Total Short-Term Investments (Cost $2,579)	2,579
Investments of Cash Collateral for Securities on Loan — 5.1%
	Certificates of Deposit — 0.5%
1,000	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	1,000
1,250	Deutsche Bank AG, New York, FRN, 5.47%, 01/22/08	1,250
		2,250
	Corporate Notes — 1.7%
1,000	Banque Federative du Credit Mutuel, FRN, 5.55%, 08/13/08	1,000
1,000	BBVA Senior Finance S.A., FRN, 5.41%, 03/12/10	1,000
900	CDC Financial Products, Inc., FRN, 5.53%, 09/28/07	900
1,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	1,000
1,000	Macquarie Bank Ltd., FRN, 5.53%, 08/20/08	1,000
500	Monumental Global Funding, FRN, 5.55%, 05/24/10	500
1,000	Morgan Stanley, FRN, 5.56%, 09/30/08	1,000
1,100	Unicredito Italiano Bank plc, FRN, 5.35%, 08/08/08	1,100
		7,500
	Repurchase Agreements — 2.9%
4,163	Banc of America Securities LLC, 5.40%, dated 08/31/07, due 09/04/07, repurchase price $4,165, collateralized by U.S. Government Agency Mortgages.	4,163
853	Bear Stearns Cos., Inc., 5.38%, dated 08/31/07, due 09/04/07, repurchase price $853, collateralized by U.S. Government Agency Mortgages.	853
4,000	Credit Suisse First Boston LLC, 5.39%, dated 08/31/07, due 09/04/07, repurchase price $4,002, collateralized by U.S. Government Agency Mortgages.	4,000
4,000	Lehman Brothers, Inc., 5.37%, dated 08/31/07, due 09/04/07, repurchase price $4,002, collateralized by U.S. Government Agency Mortgages.	4,000
		13,016

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Total Investments of Cash Collateral for Securities on Loan (Cost $22,766)	22,766
	Total Investments — 104.9% (Cost $384,419)	465,048
	Liabilities in Excess of Other Assets — (4.9)%	(22,020)
	NET ASSETS — 100.0%	$443,028

Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 8/31/2007	UNREALIZED DEPRECIATION
	Long Futures Outstanding
7	S&P 500 Index	September, 2007	$2,584	$(26)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 96.7%
		Asset-Backed Securities — 3.0%
405		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	400
		AmeriCredit Automobile Receivables Trust,
1,000		Series 2006-BG, Class A3, 5.21%, 10/06/11	997
800		Series 2006-BG, Class A4, 5.21%, 09/06/13	796
200		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.03%, 04/15/12	199
		Citibank Credit Card Issuance Trust,
860		Series 2002-C2, Class C2, 6.95%, 02/18/14	894
500		Series 2005-B1, Class B1, 4.40%, 09/15/10	495
		CNH Equipment Trust,
151		Series 2003-B, Class A4B, 3.38%, 02/15/11	150
200		Series 2007-A, Class A3, 4.99%, 10/15/10	200
507		Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.78%, 05/25/36	505
1,200		Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.25%, 09/15/11	1,196
168		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	145
600		Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	591
500		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	501
		MBNA Credit Card Master Note Trust,
607		Series 2002-C1, Class C1, 6.80%, 07/15/14	627
253		Series 2003-C1, Class C1, FRN, 7.31%, 06/15/12	257
445		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	465
175		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	175
		WFS Financial Owner Trust,
175		Series 2003-4, Class A4, 3.15%, 05/20/11	174
700		Series 2005-1, Class A4, 3.87%, 08/17/12	689
		Total Asset Backed Securities (Cost $9,624)	9,456
		Collateralized Mortgage Obligations — 37.9%
		Agency CMO — 30.6%
		Federal Home Loan Mortgage Corp., REMICS,
20		Series 11, Class D, 9.50%, 07/15/19	21
—	(h)	Series 41, Class I, HB, 84.00%, 05/15/20	—	(h)
10		Series 46, Class B, 7.80%, 09/15/20	10
3		Series 47, Class F, 10.00%, 06/15/20	3
—	(h)	Series 85, Class C, 8.60%, 01/15/21	—	(h)
9		Series 99, Class Z, 9.50%, 01/15/21	9
37		Series 114, Class H, 6.95%, 01/15/21	37
3		Series 1079, Class S, IF, 14.88%, 05/15/21	4
3		Series 1084, Class F, FRN, 6.57%, 05/15/21	3
2		Series 1084, Class S, IF, HB, 19.91%, 05/15/21	2
19		Series 1144, Class KB, 8.50%, 09/15/21	19
—	(h)	Series 1172, Class L, HB, VAR, 1182.96%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, IF, HB, 502.20%, 01/15/22	4
32		Series 1206, Class IA, 7.00%, 03/15/22	32
330		Series 1212, Class IZ, 8.00%, 02/15/22	329
22		Series 1250, Class J, 7.00%, 05/15/22	22
58		Series 1343, Class LA, 8.00%, 08/15/22	62
5		Series 1404, Class FA, 4.50%, 11/15/07	5
2		Series 1465, Class SA, IF, IO, 3.37%, 02/15/08	—	(h)
260		Series 1466, Class PZ, 7.50%, 02/15/23	264
4		Series 1470, Class F, FRN, 5.28%, 02/15/23	4
106		Series 1491, Class I, 7.50%, 04/15/23	108
2		Series 1506, Class F, FRN, 5.93%, 05/15/08	2
—	(h)	Series 1506, Class S, IF, 9.99%, 05/15/08	—	(h)
4		Series 1506, Class SD, IF, IO, 2.87%, 05/15/08	—	(h)
96		Series 1512, Class J, 6.50%, 05/15/08	96
12		Series 1513, Class AG, FRN, 4.02%, 05/15/08	12
22		Series 1513, Class N, 6.50%, 05/15/08	22
105		Series 1518, Class G, IF, 3.99%, 05/15/23	100
99		Series 1541, Class O, FRN, 4.07%, 07/15/23	97
11		Series 1544, Class J, IF, 7.14%, 07/15/08	11
6		Series 1549, Class K, 8.50%, 07/15/08	6
174		Series 1558, Class D, 6.50%, 07/15/23	176
26		Series 1586, Class M, 5.00%, 09/15/08	26
4		Series 1600, Class SC, IF, 8.60%, 10/15/08	3
3		Series 1602, Class SA, IF, 4.47%, 10/15/23	3
12		Series 1604, Class SA, IF, 6.89%, 11/15/08	12
22		Series 1606, Class SC, IF, 9.58%, 11/15/08	22
715		Series 1607, Class H, 6.25%, 10/15/13	719
304		Series 1608, Class L, 6.50%, 09/15/23	314
340		Series 1609, Class LG, IF, 5.15%, 11/15/23	342
146		Series 1611, Class JA, FRN, 6.63%, 08/15/23	148
134		Series 1611, Class JB, IF 2.72%, 08/15/23	127
32		Series 1625, Class SD, IF, 8.50%, 12/15/08	32
4		Series 1671, Class L, 7.00%, 02/15/24	4
7		Series 1685, Class Z, 6.00%, 11/15/23	7
16		Series 1689, Class SD, IF, 8.52%, 10/15/23	15
51		Series 1698, Class SC, IF, 9.48%, 03/15/09	52
44		Series 1700, Class GA, PO, 02/15/24	42
405		Series 1706, Class K, 7.00%, 03/15/24	423
36		Series 1745, Class D, 7.50%, 08/15/24	36

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
116	Series 1798, Class F, 5.00%, 05/15/23	113
5	Series 1807, Class G, 9.00%, 10/15/20	5
18	Series 1900, Class T, PO, 08/15/08	18
461	Series 1927, Class PH, 7.50%, 01/15/27	480
15	Series 1967, Class PC, PO, 10/15/08	15
221	Series 1981, Class Z, 6.00%, 05/15/27	220
67	Series 1987, Class PE, 7.50%, 09/15/27	68
5	Series 2017, Class SE, IF, 8.40%, 12/15/08	5
175	Series 2025, Class PE, 6.30%, 01/15/13	177
34	Series 2033, Class SN, IF, IO, 12.20%, 03/15/24	8
94	Series 2038, Class PN, IO, 7.00%, 03/15/28	20
364	Series 2040, Class PE, 7.50%, 03/15/28	372
160	Series 2056, Class TD, 6.50%, 05/15/18	164
617	Series 2063, Class PG, 6.50%, 06/15/28	634
80	Series 2064, Class TE, 7.00%, 06/15/28	84
418	Series 2075, Class PH, 6.50%, 08/15/28	431
304	Series 2075, Class PM, 6.25%, 08/15/28	311
105	Series 2089, Class PJ, IO, 7.00%, 10/15/28	20
78	Series 2097, Class PV, 6.00%, 09/15/09	78
88	Series 2102, Class TC, 6.00%, 12/15/13	90
481	Series 2115, Class PE, 6.00%, 01/15/14	489
322	Series 2125, Class JZ, 6.00%, 02/15/29	326
39	Series 2163, Class PC, IO, 7.50%, 06/15/29	8
506	Series 2169, Class TB, 7.00%, 06/15/29	528
202	Series 2172, Class QC, 7.00%, 07/15/29	211
3	Series 2196, Class TL, 7.50%, 11/15/29	3
144	Series 2201, Class C, 8.00%, 11/15/29	150
254	Series 2210, Class Z, 8.00%, 01/15/30	265
112	Series 2224, Class CB, 8.00%, 03/15/30	115
161	Series 2256, Class MC, 7.25%, 09/15/30	162
244	Series 2259, Class ZM, 7.00%, 10/15/30	249
180	Series 2271, Class PC, 7.25%, 12/15/30	183
202	Series 2283, Class K, 6.50%, 12/15/23	211
119	Series 2296, Class PD, 7.00%, 03/15/31	122
1	Series 2299, Class G, 7.00%, 05/15/14	1
57	Series 2306, Class K, PO, 05/15/24	45
139	Series 2306, Class SE, IF, IO, 5.57%, 05/15/24	14
76	Series 2333, Class HC, 6.00%, 07/15/31	76
182	Series 2344, Class QG, 6.00%, 08/15/16	185
2,550	Series 2344, Class ZD, 6.50%, 08/15/31	2,596
322	Series 2344, Class ZJ, 6.50%, 08/15/31	333
262	Series 2345, Class NE, 6.50%, 08/15/31	269
295	Series 2345, Class PQ, 6.50%, 08/15/16	303
256	Series 2347, Class VP, 6.50%, 03/15/20	264
298	Series 2351, Class PZ, 6.50%, 08/15/31	304
211	Series 2355, Class BP, 6.00%, 09/15/16	215
242	Series 2360, Class PG, 6.00%, 09/15/16	245
62	Series 2362, Class PD, 6.50%, 06/15/20	62
17	Series 2362, Class PJ, 6.50%, 10/15/28	17
207	Series 2366, Class MD, 6.00%, 10/15/16	211
1	Series 2382, Class TL, IO, 6.50%, 02/15/31	—	(h)
379	Series 2391, Class QR, 5.50%, 12/15/16	381
366	Series 2391, Class VQ, 6.00%, 10/15/12	371
295	Series 2392, Class PV, 6.00%, 12/15/20	297
571	Series 2405, Class PE, 6.00%, 01/15/17	583
99	Series 2410, Class HC, 5.50%, 02/15/09	100
235	Series 2410, Class NG, 6.50%, 02/15/32	244
274	Series 2410, Class OE, 6.38%, 02/15/32	281
104	Series 2410, Class QX, IF, IO, 3.04%, 02/15/32	10
56	Series 2412, Class SE, IF, 4.38%, 02/15/09	56
405	Series 2412, Class SP, IF, 4.88%, 02/15/32	387
124	Series 2423, Class MC, 7.00%, 03/15/32	129
240	Series 2423, Class MT, 7.00%, 03/15/32	251
243	Series 2435, Class CJ, 6.50%, 04/15/32	251
405	Series 2435, Class VH, 6.00%, 07/15/19	411
304	Series 2441, Class GF, 6.50%, 04/15/32	315
283	Series 2444, Class ES, IF, IO, 2.34%, 03/15/32	24
320	Series 2450, Class GZ, 7.00%, 05/15/32	331
113	Series 2450, Class SW, IF, IO, 2.39%, 03/15/32	10
405	Series 2455, Class GK, 6.50%, 05/15/32	419
552	Series 2460, Class VZ, 6.00%, 11/15/29	559
1,012	Series 2466, Class DH, 6.50%, 06/15/32	1,048
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,046
405	Series 2474, Class NR, 6.50%, 07/15/32	420
563	Series 2484, Class LZ, 6.50%, 07/15/32	589
510	Series 2498, Class UD, 5.50%, 06/15/16	512
607	Series 2500, Class MC, 6.00%, 09/15/32	604
257	Series 2500, Class TD, 5.50%, 02/15/16	257
607	Series 2512, Class PG, 5.50%, 10/15/22	583
160	Series 2513, Class YO, PO, 02/15/32	139
607	Series 2515, Class DE, 4.00%, 03/15/32	569
57	Series 2519, Class BT, 8.50%, 09/15/31	61
386	Series 2527, Class VU, 5.50%, 10/15/13	388
304	Series 2535, Class BK, 5.50%, 12/15/22	305
425	Series 2537, Class TE, 5.50%, 12/15/17	426
675	Series 2543, Class YX, 6.00%, 12/15/32	668
451	Series 2557, Class WJ, 5.00%, 07/15/14	450
412	Series 2565, Class MB, 6.00%, 05/15/30	414
810	Series 2575, Class ME, 6.00%, 02/15/33	802
274	Series 2586, Class WI, IO, 6.50%, 03/15/33	65

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
957		Series 2594, Class VA, 6.00%, 03/15/14	970
409		Series 2594, Class VP, 6.00%, 02/15/14	413
405		Series 2594, Class VQ, 6.00%, 08/15/20	409
720		Series 2597, Class AD, 6.50%, 03/15/32	729
669		Series 2597, Class DS, IF, IO, 1.94%, 02/15/33	42
1,422		Series 2599, Class DS, IF, IO, 1.39%, 02/15/33	71
1,550		Series 2610, Class DS, IF, IO, 1.49%, 03/15/33	90
927		Series 2611, Class SH, IF, IO, 2.04%, 10/15/21	57
405		Series 2617, Class GR, 4.50%, 05/15/18	381
279		Series 2619, Class IM, IO, 5.00%, 10/15/21	37
1,000		Series 2628, Class WA, 4.00%, 07/15/28	958
202		Series 2631, Class LC, 4.50%, 06/15/18	191
202		Series 2640, Class VE, 3.25%, 07/15/22	167
74		Series 2643, Class HI, IO, 4.50%, 12/15/16	6
487		Series 2651, Class VZ, 4.50%, 07/15/18	457
185		Series 2656, Class SH, IF, 4.77%, 02/15/25	183
1,000		Series 2657, Class MD, 5.00%, 12/15/20	989
288		Series 2668, Class SB, IF, 2.21%, 10/15/15	262
202		Series 2672, Class ME, 5.00%, 11/15/22	196
506		Series 2675, Class CK, 4.00%, 09/15/18	461
361		Series 2682, Class YS, IF, 1.02%, 10/15/33	243
1,000		Series 2684, Class PO, PO, 01/15/33	660
243		Series 2684, Class TO, PO, 10/15/33	130
202		Series 2686, Class GB, 5.00%, 05/15/20	201
149		Series 2691, Class WS, IF, 0.58%, 10/15/33	102
1,000		Series 2695, Class DE, 4.00%, 01/15/17	955
218		Series 2705, Class SC, IF, 0.58%, 11/15/33	141
218		Series 2705, Class SD, IF, 1.79%, 11/15/33	153
14		Series 2733, Class GF, FRN, 0.00%, 09/15/33	14
87		Series 2739, Class S, IF, 0.78%, 01/15/34	50
150		Series 2744, Class FE, FRN, 0.00%, 02/15/34	122
330		Series 2744, Class PC, 5.50%, 01/15/31	330
505		Series 2744, Class PD, 5.50%, 08/15/33	510
405		Series 2744, Class TU, 5.50%, 05/15/32	397
143		Series 2749, Class PK, IO, 5.00%, 09/15/22	3
172		Series 2753, Class S, IF, 0.78%, 02/15/34	112
243		Series 2755, Class PA, PO, 02/15/29	202
112		Series 2755, Class SA, IF, 2.98%, 05/15/30	103
59		Series 2769, Class PO, PO, 03/15/34	33
385		Series 2776, Class SK, IF, 0.66%, 04/15/34	268
578		Series 2841, Class YA, 5.50%, 07/15/27	579
131		Series 2846, Class PO, PO, 08/15/34	78
266		Series 3117, Class EO, PO, 02/15/36	202
86		Series 3117, Class OK, PO, 02/15/36	61
470		Series 3150, Class PO, PO, 05/15/36	359
931		Series 3152, Class MO, PO, 03/15/36	672
165		Series 3158, Class LX, FRN, 0.00%, 05/15/36	145
500		Series 3179, Class OA, PO, 07/15/36	394
164		Series 3189, Class SN, IF, 0.00%, 11/15/35	165
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
86		Series T-41, Class 3A, 7.50%, 07/25/32	90
75		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	78
730		Series T-54, Class 2A, 6.50%, 02/25/43	739
255		Series T-54, Class 3A, 7.00%, 02/25/43	264
67		Series T-58, Class A, PO, 09/25/43	57
172		Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	176
		Federal National Mortgage Association, REMICS,
7		Series 1988-7, Class Z, 9.25%, 04/25/18	7
29		Series 1989-70, Class G, 8.00%, 10/25/19	31
12		Series 1989-78, Class H, 9.40%, 11/25/19	13
9		Series 1989-83, Class H, 8.50%, 11/25/19	10
9		Series 1989-89, Class H, 9.00%, 11/25/19	10
3		Series 1990-1, Class D, 8.80%, 01/25/20	4
5		Series 1990-7, Class B, 8.50%, 01/25/20	6
5		Series 1990-60, Class K, 5.50%, 06/25/20	5
5		Series 1990-63, Class H, 9.50%, 06/25/20	5
5		Series 1990-93, Class G, 5.50%, 08/25/20	5
—	(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	1
26		Series 1990-102, Class J, 6.50%, 08/25/20	27
11		Series 1990-120, Class H, 9.00%, 10/25/20	12
2		Series 1990-134, Class SC, IF, 13.30%, 11/25/20	3
—	(h)	Series 1990-140, Class K, HB, 651.00%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	—	(h)
15		Series 1991-42, Class S, IF, 8.00%, 05/25/21	16
13		Series 1992-33, Class F, FRN, 4.25%, 03/25/22	13
14		Series 1992-143, Class MA, 5.50%, 09/25/22	14
16		Series 1993-18, Class PK, 6.50%, 02/25/08	16
100		Series 1993-25, Class J, 7.50%, 03/25/23	106
639		Series 1993-37, Class PX, 7.00%, 03/25/23	665
217		Series 1993-54, Class Z, 7.00%, 04/25/23	226
45		Series 1993-62, Class SA, IF, 10.54%, 04/25/23	51
3		Series 1993-72, Class F, FRN, 5.18%, 05/25/08	3
59		Series 1993-122, Class M, 6.50%, 07/25/23	60

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
22	Series 1993-165, Class SD, IF, 5.77%, 09/25/23	22
2	Series 1993-170, Class SE, IF, 9.77%, 09/25/08	2
6	Series 1993-175, Class SA, IF, 11.53%, 09/25/08	6
93	Series 1993-178, Class PK, 6.50%, 09/25/23	97
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,056
735	Series 1993-189, Class PL, 6.50%, 10/25/23	762
38	Series 1993-190, Class S, IF, 6.89%, 10/25/08	38
8	Series 1993-196, Class FA, FRN, 5.18%, 10/25/08	7
100	Series 1993-225, Class SG, IF, 4.10%, 12/25/13	102
157	Series 1993-247, Class SA, IF, 12.04%, 12/25/23	183
345	Series 1993-250, Class Z, 7.00%, 12/25/23	358
615	Series 1993-257, Class C, PO, 06/25/23	546
9	Series 1994-9, Class E, PO, 11/25/23	8
28	Series 1994-12, Class FC, FRN, 5.33%, 01/25/09	28
3	Series 1994-13, Class SK, IF, 9.19%, 02/25/09	3
26	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	1
7	Series 1994-20, Class Z, 6.50%, 02/25/09	7
81	Series 1994-34, Class DZ, 6.00%, 03/25/09	81
21	Series 1994-40, Class VC, 6.50%, 02/25/10	21
48	Series 1994-55, Class G, 6.75%, 12/25/23	48
411	Series 1996-14, Class SE, IF, IO, 5.87%, 08/25/23	44
8	Series 1996-20, Class L, PO, 09/25/08	7
20	Series 1996-24, Class E, PO, 03/25/09	20
20	Series 1996-27, Class FC, FRN, 6.03%, 03/25/17	20
46	Series 1996-32, Class PH, 7.00%, 01/25/26	46
21	Series 1996-39, Class J, PO, 09/25/08	20
45	Series 1996-59, Class J, 6.50%, 08/25/22	46
256	Series 1996-59, Class K, 6.50%, 07/25/23	258
193	Series 1997-20, Class IB, FRN, IO, 1.84%, 03/25/27	6
209	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	7
91	Series 1997-27, Class J, 7.50%, 04/18/27	96
83	Series 1997-29, Class J, 7.50%, 04/20/27	87
169	Series 1997-39, Class PD, 7.50%, 05/20/27	177
77	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	19
13	Series 1998-4, Class C, PO, 04/25/23	11
21	Series 1998-27, Class B, PO, 12/25/08	21
166	Series 1998-36, Class ZB, 6.00%, 07/18/28	167
457	Series 2000-2, Class ZE, 7.50%, 02/25/30	475
217	Series 2001-4, Class PC, 7.00%, 03/25/21	226
357	Series 2001-5, Class OW, 6.00%, 03/25/16	362
631	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	144
449	Series 2001-36, Class DE, 7.00%, 08/25/31	465
113	Series 2001-44, Class PD, 7.00%, 09/25/31	118
478	Series 2001-48, Class Z, 6.50%, 09/25/21	493
130	Series 2001-49, Class Z, 6.50%, 09/25/31	135
215	Series 2001-50, Class VB, 6.50%, 12/25/16	215
218	Series 2001-52, Class XM, 6.50%, 11/25/10	221
580	Series 2001-61, Class VB, 7.00%, 12/25/16	581
134	Series 2001-61, Class VQ, 6.50%, 08/25/15	134
254	Series 2001-71, Class GU, 6.00%, 05/25/14	254
438	Series 2001-71, Class MB, 6.00%, 12/25/16	445
552	Series 2001-71, Class QE, 6.00%, 12/25/16	560
2,854	Series 2001-74, Class MB, 6.00%, 12/25/16	2,918
304	Series 2001-80, Class PE, 6.00%, 07/25/29	307
110	Series 2001-81, Class LO, PO, 01/25/32	86
285	Series 2002-1, Class HC, 6.50%, 02/25/22	293
108	Series 2002-1, Class SA, IF, 7.30%, 02/25/32	114
250	Series 2002-2, Class UC, 6.00%, 02/25/17	252
546	Series 2002-3, Class OG, 6.00%, 02/25/17	554
107	Series 2002-8, Class SR, IF, 4.61%, 03/25/09	107
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,246
354	Series 2002-21, Class PE, 6.50%, 04/25/32	366
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	412
334	Series 2002-28, Class PK, 6.50%, 05/25/32	345
455	Series 2002-37, Class Z, 6.50%, 06/25/32	463
810	Series 2002-56, Class UC, 5.50%, 09/25/17	813
496	Series 2002-59, Class AC, 6.00%, 03/25/28	495
93	Series 2002-59, Class VB, 6.50%, 04/25/32	93
810	Series 2002-74, Class LD, 5.00%, 01/25/16	805
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,007
442	Series 2002-84, Class VB, 5.50%, 04/25/15	431
76	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	12
405	Series 2002-94, Class BK, 5.50%, 01/25/18	405
422	Series 2003-8, Class SB, IF, IO, 2.14%, 03/25/16	13
202	Series 2003-22, Class UD, 4.00%, 04/25/33	161
162	Series 2003-34, Class GB, 6.00%, 03/25/33	159
304	Series 2003-34, Class GE, 6.00%, 05/25/33	298
84	Series 2003-39, Class IO, VAR, 6.00%, 05/25/33	20
405	Series 2003-47, Class PE, 5.75%, 06/25/33	388
184	Series 2003-52, Class SX, IF, 6.44%, 10/25/31	190
168	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	119
391	Series 2003-71, Class DS, IF, 0.37%, 08/25/33	260
939	Series 2003-73, Class GA, 3.50%, 05/25/31	880

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,392	Series 2003-80, Class SY, IF, IO, 2.14%, 06/25/23	109
405	Series 2003-83, Class PG, 5.00%, 06/25/23	392
118	Series 2003-91, Class SD, IF, 3.32%, 09/25/33	106
304	Series 2003-106, Class US, IF, 0.82%, 11/25/23	208
906	Series 2003-116, Class SB, IF, IO, 2.09%, 11/25/33	69
202	Series 2003-128, Class KE, 4.50%, 01/25/14	198
500	Series 2003-128, Class NG, 4.00%, 01/25/19	453
288	Series 2003-130, Class SX, IF, 3.26%, 01/25/34	268
1,228	Series 2004-1, Class DL, 4.50%, 02/25/18	1,214
303	Series 2004-14, Class SD, IF, 0.82%, 03/25/34	205
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	897
63	Series 2004-21, Class CO, PO, 04/25/34	39
405	Series 2004-25, Class PC, 5.50%, 01/25/34	397
271	Series 2004-25, Class SA, IF, 4.39%, 04/25/34	265
263	Series 2004-36, Class PC, 5.50%, 02/25/34	259
416	Series 2004-36, Class SA, IF, 4.39%, 05/25/34	402
287	Series 2004-76, Class CL, 4.00%, 10/25/19	261
428	Series 2005-40, Class YA, 5.00%, 09/25/20	426
655	Series 2005-52, Class PA, 6.50%, 06/25/35	674
478	Series 2005-56, Class S, IF, IO, 1.20%, 07/25/35	26
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,994
401	Series 2006-44, Class P, PO, 12/25/33	289
522	Series 2006-59, Class QO, PO, 01/25/33	394
348	Series 2006-65, Class QO, PO, 07/25/36	265
526	Series 2006-72, Class GO, PO, 08/25/36	405
500	Series 2006-77, Class PC, 6.50%, 08/25/36	523
929	Series 2006-110, Class PO, PO, 11/25/36	671
1,000	Series 2006-124, Class HB, VAR, 6.03%, 11/25/36	986
8	Series G-14, Class L, 8.50%, 06/25/21	9
42	Series G-18, Class Z, 8.75%, 06/25/21	46
13	Series G-22, Class G, 6.00%, 12/25/16	13
29	Series G-35, Class M, 8.75%, 10/25/21	32
126	Series G92-35, Class E, 7.50%, 07/25/22	132
7	Series G92-42, Class Z, 7.00%, 07/25/22	8
182	Series G92-44, Class ZQ, 8.00%, 07/25/22	193
136	Series G92-54, Class ZQ, 7.50%, 09/25/22	144
29	Series G93-5, Class Z, 6.50%, 02/25/23	27
29	Series G95-1, Class C, 8.80%, 01/25/25	32
	Federal National Mortgage Association Whole Loan,
158	Series 2002-W5, Class A7, 6.25%, 08/25/30	158
71	Series 2002-W5, Class A10, IF, IO, 2.59%, 11/25/30	3
346	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	354
98	Series 2003-W4, Class 2A, 6.50%, 10/25/42	100
303	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	315
	Federal National Mortgage Association Interest STRIPS,
1	Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
10	Series 218, Class 2, IO, 7.50%, 04/01/23	2
137	Series 329, Class 1, PO, 12/01/32	100
307	Series 340, Class 1, PO, 09/01/33	213
	Government National Mortgage Association,
103	Series 1994-3, Class PQ, 7.49%, 07/16/24	108
376	Series 1994-4, Class KQ, 7.99%, 07/16/24	394
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	631
146	Series 1995-3, Class DQ, 8.05%, 06/16/25	156
39	Series 1995-7, Class CQ, 7.50%, 09/16/25	41
302	Series 1996-16, Class E, 7.50%, 08/16/26	313
62	Series 1998-26, Class K, 7.50%, 09/17/25	65
902	Series 1999-10, Class ZC, 6.50%, 04/20/29	920
133	Series 1999-30, Class S, IF, IO, 3.01%, 08/16/29	10
108	Series 1999-41, Class Z, 8.00%, 11/16/29	113
79	Series 1999-44, Class PC, 7.50%, 12/20/29	82
188	Series 2000-6, Class Z, 7.50%, 02/20/30	194
32	Series 2000-9, Class Z, 8.00%, 06/20/30	34
760	Series 2000-9, Class ZJ, 8.50%, 02/16/30	819
301	Series 2000-14, Class PD, 7.00%, 02/16/30	313
88	Series 2000-16, Class ZN, 7.50%, 02/16/30	91
467	Series 2000-37, Class B, 8.00%, 12/20/30	483
38	Series 2000-38, Class AH, 7.15%, 12/20/30	39
296	Series 2001-7, Class PK, 6.50%, 03/20/31	305
16	Series 2001-32, Class WA, IF, 6.28%, 07/20/31	16
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	416
109	Series 2002-7, Class PG, 6.50%, 01/20/32	110
154	Series 2002-31, Class S, IF, IO, 3.11%, 01/16/31	12
405	Series 2002-40, Class UK, 6.50%, 06/20/32	421
405	Series 2002-47, Class PG, 6.50%, 07/16/32	420
405	Series 2002-47, Class PY, 6.00%, 07/20/32	405
495	Series 2002-47, Class ZA, 6.50%, 07/20/32	503
40	Series 2002-51, Class SG, IF, 8.50%, 04/20/31	43
237	Series 2002-54, Class GB, 6.50%, 08/20/32	245
130	Series 2002-79, Class KV, 6.00%, 11/20/13	132
324	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	46

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
263		Series 2003-4, Class NY, 5.50%, 12/20/13	264
86		Series 2003-24, Class PO, PO, 03/16/33	68
304		Series 2003-40, Class TJ, 6.50%, 03/20/33	316
331		Series 2003-52, Class AP, PO, 06/16/33	243
91		Series 2003-95, Class SC, IF, IO, 1.43%, 09/17/31	1
68		Series 2004-28, Class S, IF, 4.29%, 04/16/34	67
148		Series 2004-73, Class AE, IF, 3.36%, 08/17/34	138
		Vendee Mortgage Trust,
551		Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	549
798		Series 1996-1, Class 1Z, 6.75%, 02/15/26	838
271		Series 1996-2, Class 1Z, 6.75%, 06/15/26	284
1,104		Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,167
273		Series 1998-1, Class 2E, 7.00%, 09/15/27	284
			96,830
		Non-Agency CMO — 7.3%
117		Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	86
		Banc of America Mortgage Securities,
91		Series 2003-8 Class A, PO, 11/25/33	67
160		Series 2004-6, Class A, PO, 07/25/34	112
90		Bank of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	71
222		Bank of America Mortgage Securities, Series 2004-1, Class A, PO, 02/25/34	171
59		BHN II Mortgage Trust, Series 1997-1, Class A2, 7.92%, 07/25/09 (i) (d)	1
		Citigroup Mortgage Loan Trust, Inc.,
202		Series 2003-UP3, Class A3, 7.00%, 09/25/33	204
82		Series 2003-UST1, Class 1, PO, 12/25/18	65
58		Series 2003-UST1, Class 3, PO, 12/25/18	46
439		Series 2003-UST1, Class A1, 5.50%, 12/25/18	433
		Countrywide Alternative Loan Trust,
919		Series 2002-8, Class A4, 6.50%, 07/25/32	919
1,228		Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,088
293		Series 2005-26CB, Class A10, IF, 3.07%, 07/25/35	278
500		Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	483
		Countrywide Home Loan Mortgage Pass Through Trust,
791		Series 2003-26, Class 1A6, 3.50%, 08/25/33	691
401		Series 2003-J7, Class 4A3, IF, 2.69%, 08/25/18	371
154		Series 2003-J13, Class PO, PO, 01/25/34	126
104		Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	102
701		Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	694
411		Series 2005-R1, Class 2A, PO, 03/25/35 (e)	293
155		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	122
		First Horizon Asset Securities, Inc.,
487		Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	481
641		Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	635
202		Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	201
639		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.72%, 08/25/35	10
439		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	431
		MASTR Alternative Loans Trust,
778		Series 2003-9, Class 8A1, 6.00%, 01/25/34	775
2,603		Series 2004-4, Class 10A1, 5.00%, 05/25/24	2,527
77		Series 2004-7, Class 30, PO, 08/25/34	61
204		Series 2004-10, Class 1A1, 4.50%, 09/25/19	194
		MASTR Asset Securitization Trust,
837		Series 2003-2, Class 1A1, 5.00%, 03/25/18	811
112		Series 2003-4, Class 2A2, 5.00%, 05/25/18	111
253		Series 2003-11, Class 6A2, 4.00%, 12/25/33	249
138		Series 2004-8, Class PO, PO, 08/25/19	110
637		MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	442
143		MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.82%, 02/25/35	142
		Nomura Asset Acceptance Corp.,
246		Series 2003-A1, Class A1, 5.50%, 05/25/33	241
186		Series 2003-A1, Class A2, 6.00%, 05/25/33	186
14		Series 2003-A1, Class A5, 7.00%, 04/25/33	14
164		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	168
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
1,274		Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,270
241		Series 2002-QS16, Class A3, IF, 5.11%, 10/25/17	236
277		Series 2003-QS3, Class A2, IF, 4.39%, 02/25/18	272
1,201		Series 2003-QS9, Class A3, IF, IO, 2.05%, 05/25/18	75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
202	Series 2004-QS8, Class A2, 5.00%, 06/25/34	199
150	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	144
	Residential Funding Mortgage Securities I,
549	Series 2003-S7, Class A17, 4.00%, 05/25/33	512
202	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	192
527	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	509
4	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	4
68	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class 1, PO, 12/25/18	57
7	Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	7
400	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	386
100	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	79
	Washington Mutual, Inc.,
535	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	525
489	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	486
304	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	300
111	Series 2003-S10, Class A6, PO, 10/25/18	80
290	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	284
905	Series 2004-S3, Class 2A3, IF, 3.70%, 07/25/34	870
	Wells Fargo Mortgage Backed Securities Trust,
159	Series 2003-11, Class 1A, PO, 10/25/18	126
405	Series 2003-13, Class A7, 4.50%, 11/25/18	380
178	Series 2003-17, Class 2A4, 5.50%, 01/25/34	176
276	Series 2004-7, Class 2A2, 5.00%, 07/25/19	269
801	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	790
265	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	262
506	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	493
		23,195
	Total Collateralized Mortgage Obligations (Cost $123,510)	120,025
	Commercial Mortgage Backed Securities — 1.5%
500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	491
	Bear Stearns Commercial Mortgage Securities,
39	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32	39
179	Series 2004-T16, Class A2, 3.70%, 02/13/46	176
300	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	290
360	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	358
375	Series 2006-PW14, Class A1, 5.04%, 12/11/38	371
437	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	440
443	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	445
86	First Union-Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	87
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, 4.67%, 06/12/43	481
	Morgan Stanley Capital I,
134	Series 2003-T23, Class A1, 5.68%, 08/12/41	135
546	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	544
810	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	787
	Total Commercial Mortgage Backed Securities (Cost $4,723)	4,644
	Corporate Bonds — 19.9%
	Aerospace & Defense — 0.2%
250	Northrop Grumman Corp., 7.13%, 02/15/11	266
196	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	204
		470
	Air Freight & Logistics — 0.3%
791	FedEx Corp., Series 981A, 6.72%, 01/15/22	829
	Airlines — 0.2%
106	American Airlines, Inc., Series 1999-1, 7.02%, 04/15/11 (c)	107
	Continental Airlines, Inc.,
45	Series 1999-2, Class A1, 7.26%, 09/15/21	47
202	Series 1999-2, Class A2, 7.06%, 03/15/11	202
240	United Airlines, Inc., Series 2001-1, 6.07%, 09/01/14	241
		597
	Automobiles — 0.4%
	DaimlerChrysler NA Holding Corp.,
405	4.75%, 01/15/08	403
709	7.20%, 09/01/09	732
		1,135

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Capital Markets — 4.1%
	Bear Stearns Cos., Inc. (The),
800	3.25%, 03/25/09 (c)	765
100	5.70%, 11/15/14	94
	Credit Suisse First Boston USA, Inc.,
111	4.70%, 06/01/09 (c)	111
405	5.50%, 08/15/13	405
1,640	6.13%, 11/15/11	1,683
	Goldman Sachs Group, Inc. (The),
269	3.88%, 01/15/09	264
202	4.75%, 07/15/13	191
200	5.15%, 01/15/14	192
300	5.50%, 11/15/14 (c)	292
400	6.25%, 09/01/17	401
486	6.60%, 01/15/12	501
1,000	6.88%, 01/15/11	1,043
101	7.35%, 10/01/09	105
	Lehman Brothers Holdings, Inc.,
350	6.00%, 07/19/12	350
455	6.63%, 01/18/12	465
300	Series G, 4.80%, 03/13/14	279
	Merrill Lynch & Co., Inc.,
202	5.45%, 07/15/14	198
800	6.40%, 08/28/17 (c)	815
202	Series B, 3.13%, 07/15/08 (c)	197
405	Series B, 3.70%, 04/21/08	398
200	Series B, 4.50%, 11/04/10 (c)	194
304	Series C, 4.13%, 01/15/09	298
200	Series C, 5.00%, 01/15/15 (c)	190
	Morgan Stanley,
243	4.25%, 05/15/10 (c)	236
147	4.75%, 04/01/14	137
175	5.75%, 08/31/12 (c)	175
1,000	6.60%, 04/01/12	1,036
1,240	6.75%, 04/15/11	1,292
607	State Street Corp., 7.65%, 06/15/10	644
		12,951
	Chemicals — 0.2%
	Dow Chemical Co. (The),
100	6.00%, 10/01/12	103
304	6.13%, 02/01/11	312
125	Monsanto Co., 7.38%, 08/15/12	134
		549
	Commercial Banks — 2.4%
152	Branch Banking & Trust Co., 4.88%, 01/15/13	148
350	Fifth Third Bancorp, 5.45%, 01/15/17	337
1,012	Firstar Bank N.A., 7.13%, 12/01/09	1,060
405	Keycorp, Series G, 4.70%, 05/21/09	405
233	Mellon Funding Corp., 3.25%, 04/01/09	226
225	PNC Funding Corp., 5.25%, 11/15/15	218
202	Popular North America, Inc., 4.25%, 04/01/08	200
380	Royal Bank of Canada (Canada), 3.88%, 05/04/09	375
229	SunTrust Bank, 6.38%, 04/01/11	236
1,012	U.S. Bank N.A., 6.50%, 02/01/08	1,013
202	Wachovia Bank N.A., 7.80%, 08/18/10	218
	Wachovia Corp.,
709	3.50%, 08/15/08	694
388	3.63%, 02/17/09	380
400	5.75%, 06/15/17 (c)	398
	Wells Fargo & Co.,
456	3.13%, 04/01/09	444
550	5.00%, 11/15/14 (c)	533
	Wells Fargo Bank N.A.,
81	6.45%, 02/01/11	84
628	7.55%, 06/21/10	665
		7,634
	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.50%, 02/22/16	100
	Computers & Peripherals — 0.2%
325	Hewlett-Packard Co., 5.40%, 03/01/17	320
283	International Business Machines Corp., 5.39%, 01/22/09	285
		605
	Consumer Finance — 2.0%
405	American Express Credit Corp., 3.00%, 05/16/08	398
	American General Finance Corp.,
132	Series H, 4.50%, 11/15/07	132
91	Series H, 5.38%, 10/01/12	89
71	Capital One Bank, 5.75%, 09/15/10	71
	Capital One Financial Corp.,
100	5.70%, 09/15/11	98
245	6.25%, 11/15/13	239
	HSBC Finance Corp.,
202	4.75%, 05/15/09	200
200	5.25%, 01/15/14	193
500	5.50%, 01/19/16 (c)	480
1,417	5.88%, 02/01/09	1,428
202	6.38%, 11/27/12	208

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Consumer Finance — Continued
202	6.50%, 11/15/08	204
452	6.75%, 05/15/11	469
698	8.00%, 07/15/10	747
	International Lease Finance Corp.,
177	4.50%, 05/01/08	175
152	5.88%, 05/01/13 (c)	155
100	6.38%, 03/15/09	102
200	John Deere Capital Corp., 4.40%, 07/15/09	198
	SLM Corp.,
100	4.00%, 01/15/10	93
263	Series A, 5.38%, 01/15/13	233
	Toyota Motor Credit Corp.,
202	2.88%, 08/01/08	197
	Washington Mutual Financial Corp.,
202	6.88%, 05/15/11	211
		6,320
	Diversified Financial Services — 3.1%
1,108	Associates Corp. of North America, 8.15%, 08/01/09	1,175
	Bank of America Corp.,
125	5.25%, 12/01/15 (c)	121
405	7.40%, 01/15/11	431
1,470	7.80%, 02/15/10	1,563
	Caterpillar Financial Services Corp.,
100	5.50%, 03/15/16	100
100	Series F, 3.45%, 01/15/09	98
250	CIT Group, Inc., 5.00%, 02/13/14	219
	Citigroup, Inc.,
121	3.50%, 02/01/08	120
202	4.25%, 07/29/09	199
506	5.63%, 08/27/12	511
81	6.20%, 03/15/09	82
	General Electric Capital Corp.,
500	5.40%, 02/15/17 (c)	492
500	5.65%, 06/09/14 (c)	506
455	Series A, 3.50%, 05/01/08 (c)	449
425	Series A, 4.25%, 01/15/08 (c)	423
354	Series A, 4.63%, 09/15/09 (c)	353
1,042	Series A, 5.88%, 02/15/12	1,067
1,215	Series A, 6.00%, 06/15/12	1,251
516	Series A, 6.13%, 02/22/11	534
125	Textron Financial Corp., 5.13%, 02/03/11	126
		9,820
	Diversified Telecommunication Services — 1.5%
142	Ameritech Capital Funding Corp., 6.15%, 01/15/08	142
187	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	192
830	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	911
587	France Telecom S.A. (France), 7.75%, 03/01/11	628
176	New York Telephone Co., 6.00%, 04/15/08	176
567	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	598
35	Nynex Corp., 9.55%, 05/01/10	37
	Sprint Capital Corp.,
81	7.63%, 01/30/11 (c)	86
182	8.38%, 03/15/12	201
225	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	217
283	TELUS Corp. (Canada), 8.00%, 06/01/11	307
202	Verizon Florida, Inc., Series F, 6.13%, 01/15/13 (c)	208
800	Verizon Global Funding Corp., 7.25%, 12/01/10	844
200	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	192
		4,739
	Electric Utilities — 0.3%
81	Alabama Power Co., 4.70%, 12/01/10	80
233	Carolina Power & Light Co., 5.13%, 09/15/13	229
100	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	100
300	Exelon Generation Co. LLC, 6.95%, 06/15/11	313
48	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	47
221	PSEG Power LLC, 7.75%, 04/15/11	237
		1,006
	Food & Staples Retailing — 0.1%
304	Kroger Co. (The), 8.05%, 02/01/10	322
	Gas Utilities — 0.2%
100	Atmos Energy Corp., 5.13%, 01/15/13	97
820	Enron Corp., 6.75%, 07/01/05 (d) (f) (i)	—	(h)
162	KeySpan Gas East Corp., 7.88%, 02/01/10	171
263	Southern California Gas Co., 4.80%, 10/01/12	258
50	Texas Eastern Transmission LP, 7.30%, 12/01/10	53
100	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	92
		671

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — 2.0%
	American International Group, Inc.,
385	4.25%, 05/15/13	362
400	5.45%, 05/18/17	390
607	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	587
455	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	447
405	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	420
	John Hancock Global Funding II,
243	3.50%, 01/30/09 (e)	238
243	7.90%, 07/02/10 (c) (e)	263
405	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	393
222	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	222
445	Monumental Global Funding II, 4.38%, 07/30/09 (e)	440
121	Nationwide Financial Services, 6.25%, 11/15/11	124
	New York Life Global Funding,
223	3.88%, 01/15/09 (e)	219
506	5.38%, 09/15/13 (e)	517
233	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	229
	Principal Life Global Funding I,
202	2.80%, 06/26/08 (e)	197
765	6.25%, 02/15/12 (e)	799
	Protective Life Secured Trust,
217	4.00%, 10/07/09	213
405	4.00%, 04/01/11	394
76	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14 (c)	73
		6,527
	Media — 0.6%
106	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	118
749	Comcast Cable Holdings LLC, 9.80%, 02/01/12 (c)	864
	Comcast Corp.,
121	5.50%, 03/15/11 (c)	121
100	5.90%, 03/15/16	99
182	Cox Communications, Inc., 7.75%, 11/01/10	194
100	Time Warner Cable, Inc., 5.85%, 05/01/17 (e)	98
283	Time Warner Cos., Inc., 7.48%, 01/15/08	285
223	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	264
		2,043
	Metals & Mining — 0.1%
250	Alcoa, Inc., 5.55%, 02/01/17	244
	Multi-Utilities — 0.4%
195	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	200
202	DTE Energy Co., Series A, 6.65%, 04/15/09	206
	Duke Energy Corp.,
455	4.20%, 10/01/08 (c)	449
405	5.63%, 11/30/12	410
		1,265
	Oil, Gas & Consumable Fuels — 0.2%
190	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16	189
400	ConocoPhillips Co., 8.75%, 05/25/10	437
		626
	Paper & Forest Products — 0.2%
	International Paper Co.,
334	4.00%, 04/01/10	324
131	4.25%, 01/15/09	129
142	6.50%, 11/15/07	142
40	Weyerhaeuser Co., 6.75%, 03/15/12	41
		636
	Personal Products — 0.0% (g)
95	Procter & Gamble Co., Series A, 9.36%, 01/01/21	119
	Real Estate Management & Development — 0.0% (g)
81	ERP Operating LP, 4.75%, 06/15/09	80
	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
235	6.13%, 03/15/09	238
202	7.13%, 12/15/10	213
50	Norfolk Southern Corp., 7.70%, 05/15/17	56
	Union Pacific Corp.,
100	4.88%, 01/15/15	95
100	5.65%, 05/01/17 (c)	98
		700
	Software — 0.1%
200	Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	195
	Thrifts & Mortgage Finance — 0.6%
	Countrywide Home Loans, Inc.,
233	3.25%, 05/21/08 (c)	225
810	Series L, 4.00%, 03/22/11	725

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Thrifts & Mortgage Finance — Continued
	Washington Mutual Bank FA,
76	5.65%, 08/15/14	71
304	6.88%, 06/15/11	309
275	Washington Mutual, Inc., 4.20%, 01/15/10 (c)	264
304	World Savings Bank FSB, 4.50%, 06/15/09	303
		1,897
	Wireless Telecommunication Services — 0.3%
364	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	392
500	Sprint Nextel Corp., 6.00%, 12/01/16	486
		878
	Total Corporate Bonds (Cost $64,527)	62,958
	Foreign Government Securities — 0.3%
607	Province of Quebec (Canada), 5.75%, 02/15/09 (c)	616
	United Mexican States (Mexico),
277	6.38%, 01/16/13	290
175	6.63%, 03/03/15 (c)	187
	Total Foreign Government Securities (Cost $1,094)	1,093
	Mortgage Pass-Through Securities — 10.1%
19	Federal Home Loan Mortgage Corp. Conventional Pools, ARM, 7.13%, 07/01/26	19
	Federal Home Loan Mortgage Corp. Gold Pools,
855	4.00%, 05/01/14 – 08/01/18	822
199	4.50%, 10/01/18	192
60	5.50%, 06/01/17	60
81	6.00%, 04/01/18	82
60	6.00%, 12/01/22	60
249	6.00%, 01/01/34	250
611	6.50%, 05/01/17 – 02/01/19	625
370	6.50%, 12/01/13 – 08/01/26	378
662	7.00%, 08/01/10 – 01/01/17	684
27	7.00%, 04/01/22 – 04/01/26	29
58	7.50%, 08/01/08 – 10/01/14	59
19	7.50%, 08/01/25	20
26	8.00%, 07/01/20 – 11/01/24	28
15	8.50%, 01/01/10	16
66	8.50%, 07/01/28	71
	Federal Home Loan Mortgage Corp. Pools,
14	12.00%, 08/01/15 – 07/01/19	15
479	ARM, 5.61%, 01/01/37	480
105	ARM, 7.13%, 01/01/27	105
	Federal National Mortgage Association Various Pools,
457	4.00%, 09/01/13	445
298	4.00%, 05/01/19	279
5,438	4.00%, 07/01/18 – 12/01/18	5,125
767	4.50%, 03/01/19 – 04/01/19	738
377	4.50%, 08/01/33	350
202	5.00%, 12/01/16 – 06/01/18	198
2,607	5.00%, 07/01/33 – 12/01/34	2,487
349	5.50%, 12/01/33	342
2,162	6.00%, 02/01/19	2,190
447	6.00%, 04/01/24	452
788	6.00%, 12/01/32 – 09/01/33	791
595	6.50%, 12/01/10 – 08/01/20	607
589	6.50%, 05/01/22	604
244	6.50%, 03/01/29 – 08/01/31	251
8	7.00%, 06/01/10	8
88	7.00%, 04/01/17 – 08/01/32	92
85	7.50%, 10/01/12	88
41	7.50%, 11/01/22 – 05/01/25	42
67	8.00%, 11/01/12	69
151	8.00%, 03/01/21 – 11/01/28	160
76	8.50%, 07/01/24 – 02/01/30	84
69	9.00%, 09/01/19 – 12/01/30	74
18	9.50%, 12/01/18	20
7	10.00%, 02/01/24	8
11	12.50%, 01/01/16	13
1,041	ARM, 4.11%, 09/01/33	1,016
964	ARM, 4.68%, 09/01/34	951
855	ARM, 4.70%, 04/01/35	846
1,113	ARM, 4.79%, 08/01/34	1,108
1,554	ARM, 4.84%, 02/01/35 – 09/01/35	1,552
565	ARM, 4.89%, 04/01/33	562
724	ARM, 4.90%, 08/01/35	723
633	ARM, 4.91%, 02/01/35	627
887	ARM, 5.10%, 01/01/35	883
554	ARM, 5.12%, 11/01/33	550
876	ARM, 5.20%, 02/01/36	867
430	ARM, 4.83%, 01/01/35	427
45	ARM, 5.54%, 09/01/27	45
49	ARM, 5.55%, 03/01/29	49
18	ARM, 6.76%, 03/01/19	18
5	ARM, 6.79%, 08/01/19	5
8	ARM, 7.54%, 06/01/26	8

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association Various Pools,
90	6.00%, 10/15/17	91
435	6.00%, 03/20/28 – 11/15/28	439
17	6.50%, 07/15/09	17
373	6.50%, 01/15/24 – 02/15/33	382
478	7.00%, 08/15/23 – 06/15/33	500
25	7.50%, 02/15/12 – 03/15/12	26
106	7.50%, 11/15/22 – 06/15/32	110
111	8.00%, 10/15/09 – 01/15/16	116
115	8.00%, 05/15/22 – 10/20/28	122
70	8.50%, 11/15/17 – 05/20/25	75
31	9.00%, 01/15/09 – 11/15/24	33
59	9.50%, 10/15/09 – 9.50%, 12/15/25	64
27	12.00%, 11/15/19	31
	Total Mortgage Pass-Through Securities (Cost $32,083)	31,755
	Supranational — 0.0% (g)
40	Corp. Andina de Fomento 5.20%, 05/21/13	40
20	Inter-American Development Bank 8.40%, 09/01/09	21
	Total Supranational (Cost $62)	61
	U.S. Government Agency Securities — 1.7%
	Federal Home Loan Bank System,
2,413	4.72%, 09/20/12	2,364
202	6.21%, 06/02/09	207
405	Federal Home Loan Mortgage Corp., 4.13%, 07/12/10	399
	Federal National Mortgage Association,
810	5.50%, 03/15/11 (c)	829
243	6.13%, 03/15/12 (c)	256
678	6.25%, 02/01/11	710
500	6.63%, 09/15/09 (c)	518
121	6.63%, 11/15/10	128
	Total U.S. Government Agency Securities (Cost $5,501)	5,411
	U.S. Treasury Obligations — 22.3%
	U.S. Treasury Bonds,
405	9.88%, 11/15/15 (m)	552
8,514	10.38%, 11/15/12 (m)	8,616
4,800	11.75%, 11/15/14	5,551
858	12.50%, 08/15/14	989
	U.S. Treasury Bonds Coupon STRIPS,
2,551	05/15/09 (c)	2,380
500	11/15/09 (c)	457
320	02/15/10	290
61	02/15/12	51
101	08/15/12	82
1,050	11/15/12	843
2,624	02/15/13 (m)	2,083
1,500	05/15/13	1,176
454	08/15/13 (m)	352
202	11/15/13 (c)	155
6,027	02/15/14 (m)	4,555
3,316	05/15/14 (m)	2,471
4,602	08/15/14 (m)	3,389
2,768	11/15/14 (m)	2,013
200	02/15/15 (c)	143
127	08/15/15 (c)	89
2,452	11/15/15 (m)	1,685
5,766	02/15/16 (m)	3,920
1,072	05/15/16 (c)	718
555	08/15/16	367
200	11/15/16 (c)	130
200	05/15/17	127
	U.S. Treasury Bonds Principal STRIPS,
1,518	11/15/09 (c)	1,388
290	11/15/12	233
2,000	02/15/15	1,436
400	05/15/16	268
809	U.S. Treasury Inflation Indexed Bonds, 4.25%, 01/15/10 (c)	840
	U.S. Treasury Notes,
500	3.25%, 01/15/09 (c)	494
1,000	3.50%, 02/15/10 (c)	984
500	3.63%, 07/15/09 (c)	495
400	3.63%, 01/15/10 (c)	395
730	4.00%, 06/15/09 (c)	727
2,000	4.50%, 09/30/11 (c)	2,019
14,000	4.63%, 10/31/11 (c)	14,206
500	4.88%, 05/15/09 (c)	505
1,000	5.00%, 07/31/08 (c)	1,005
500	5.13%, 06/30/11 (c)	516
250	5.63%, 05/15/08 (c)	252

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
631	5.75%, 08/15/10 (c)	658
665	6.50%, 02/15/10	700
	Total U.S. Treasury Obligations (Cost $72,119)	70,305
	Total Long-Term Investments (Cost $313,243)	305,708

SHARES
Short-Term Investment — 3.0%
Investment Company — 3.0%
9,363	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $9,363)	9,363

PRINCIPAL AMOUNT($)		VALUE($)
Investments of Cash Collateral for Securities on Loan — 11.6%
	Certificates of Deposit — 0.8%
1,250	Canadian Imperial Bank New York, FRN, 5.37%, 02/14/08	1,250
1,200	Deutsche Bank, New York FRN, 5.47%, 01/22/08	1,200
		2,450
	Corporate Notes — 5.4%
2,000	BBVA Senior Finance S.A., FRN, 5.41%, 03/12/10	2,000
2,000	Comerica, FRN, 5.53%, 11/13/07	2,000
2,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	2,000
2,000	Monumental Global Fund FRN, 5.55%, 05/24/10	2,000
1,000	Banque Federative du Credit Mutuel, FRN, 5.55%, 08/13/08	1,000
350	Beta Finance Inc., FRN, 5.37%, 01/15/08	350
1,300	CDC Financial Products, Inc., FRN, 5.53%, 09/28/07	1,300
2,400	Citigroup Global Markets Inc FRN, 5.53%, 09/07/07	2,400
1,000	Macquarie Bank Ltd. FRN, 5.53%, 08/20/08	1,000
1,500	Morgan Stanley FRN, 5.56%, 09/30/08	1,500
1,450	Unicredito Italiano Bank plc FRN, 5.35%, 08/08/08	1,450
		17,000
	Funding Agreement — 0.5%
1,500	Beneficial Life Insurance Co., FRN, 5.59%, 11/30/07	1,500
	Repurchase Agreements — 4.9%
4,657	Banc of America Securities LLC, 5.40%, dated 08/31/07, due 09/04/07, repurchase price, $4,660, collateralized by U.S. Government Agency Mortgages	4,656
5,000	Bear Stearns & Cos., 5.38%, dated 08/31/07, due 09/04/07, repurchase price, $5,003, collateralized by U.S. Government Agency Mortgages	5,000
6,000	Lehman Brothers Inc., 5.37%, dated 08/31/07, due 09/04/07, repurchase price $6,004, collateralized by U.S. Government Agency Mortgages	6,000
		15,656
	Total Investments of Cash Collateral for Securities on Loan (Cost $36,606)	36,606
	Total Investments — 111.3% (Cost $359,212)	351,677
	Liabilities in Excess of Other Assets — (11.3)%	(35,629)
	NET ASSETS — 100.0%	$316,048

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

JPMorgan Institutional Trust Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

ABBREVIATIONS:

(a)—	Non-income producing security
(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)—	Defaulted Security.
(e)—	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(f)—	Fair Valued Investment. JPMorgan Intermediate Bond Trust owns fair valued securities with a market value of less than $1,000 which amounts to less than 0.1% of net assets.
(g)—	Amount rounds to less than 0.1%.
(h)—	Amount rounds to less than one thousand.
(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)—	The rate shown is the effective yield at the date of purchase.
(q)—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
ARM—	Adjustable Rate Mortgage
CMO—	Collateralized Mortgage Obligation
FRN—	Floating Rate Note. The rate shown is the rate in effect as of August 31, 2007.
GO—	General Obligation
HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of August 31, 2007. The rate may be subject to a cap and floor.
IO—	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS—	Real Estate Mortgage Investment Conduits
SPDR—	Standard & Poor’s Depositary Receipt.
STRIPS—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2007
VAR—	Variable Rate Note. The interest rate shown is the rate in effect as of August 31, 2007

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2007 (Unaudited)
(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,978,061	$457,461	$342,314
Investments in affiliates, at value	149,842	7,587	9,363
Total investment securities, at value	3,127,903	465,048	351,677
Cash	1,318	127	—
Receivables:
Investment securities sold	307	1,334	6
Fund shares sold	4,924	—	214
Interest and dividends	15,265	842	2,432
Variation margin on futures contracts	—	26	—
Total Assets	3,149,717	467,377	354,329

LIABILITIES:
Payables:
Due to custodian	—	—	2
Dividends	5,460	—	392
Investment securities purchased	6,851	117	1,143
Collateral for securities lending program	349,251	22,766	36,606
Fund shares redeemed	2,651	1,378	—
Accrued liabilities:
Investment advisory fees	300	22	31
Custodian and accounting fees	103	13	61
Trustees’ and Chief Compliance Officer’s fees	20	3	4
Other	152	50	42
Total Liabilities	364,788	24,349	38,281
Net Assets:	$2,784,929	$443,028	$316,048

NET ASSETS:
Paid in capital	$2,848,831	$355,366	$325,827
Accumulated undistributed (distributions in excess of) net investment income	93	1,522	(3)
Accumulated net realized gains (losses)	(7,329)	5,537	(2,241)
Net unrealized appreciation (depreciation)	(56,666)	80,603	(7,535)
Total Net Assets	$2,784,929	$443,028	$316,048

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	286,614	24,134	32,523

Net asset value	$9.72	$18.36	$9.72

Cost of investments	$3,184,569	$384,419	$359,212
Market value of securities on loan	343,830	22,700	35,974

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (Unaudited)
(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Dividend income	$—	$4,094	$—
Dividend income from affiliates (a)	5,388	143	544
Interest income	65,225	—	7,329
Income from securities lending (net)	302	23	36
Total investment income	70,915	4,260	7,909

EXPENSES:
Investment advisory fees	4,165	567	475
Administration fees	1,388	227	158
Custodian and accounting fees	100	32	45
Interest expense	—	1	—
Professional fees	55	28	28
Trustees’ and Chief Compliance Officer’s fees	59	11	7
Printing and mailing costs	28	2	2
Transfer agent fees	28	12	8
Other	54	14	11
Total expenses	5,877	894	734
Less amounts waived	(3,793)	(665)	(496)
Less earnings credits	(2)	— (b)	— (b)
Net expenses	2,082	229	238
Net investment income (loss)	68,833	4,031	7,671

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	(548)	2,199	(59)
Affiliated investments	—	16	—
Futures	—	104	—
Net realized gain (loss)	(548)	2,319	(59)
Change in net unrealized appreciation (depreciation) of:
Investments	(16,992)	19,267	(1,035)
Affiliated investments	—	(560)	—
Futures	—	(3)	—
Change in net unrealized appreciation (depreciation)	(16,992)	18,704	(1,035)
Net realized/unrealized gains (losses)	(17,540)	21,023	(1,094)
Change in net assets resulting from operations	$51,293	$25,054	$6,577

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$68,833	$130,865	$4,031	$7,831	$7,671	$15,070
Net realized gain (loss)	(548)	(16,339)	2,319	5,630	(59)	(292)
Change in net unrealized appreciation (depreciation)	(16,992)	41,154	18,704	34,759	(1,035)	2,819
Change in net assets resulting from operations	51,293	155,680	25,054	48,220	6,577	17,597

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,858)	(130,838)	(3,815)	(7,777)	(7,672)	(15,076)
From net realized gains	—	—	—	(1,417)	—	—
Total distributions to shareholders	(68,858)	(130,838)	(3,815)	(9,194)	(7,672)	(15,076)

CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Proceeds from shares issued	272,824	431,723	37,157	69,694	13,686	36,831
Subscriptions in-kind (Note 8)	7,193	—	—	—	—	—
Dividends and distributions reinvested	36,913	73,876	712	1,610	5,315	9,818
Cost of shares redeemed	(314,952)	(332,892)	(36,598)	(117,598)	(29,177)	(25,250)
Redemption in-kind (Note 8)	—	(430,443)	—	—	—	—
Change in net assets from capital transactions	1,978	(257,736)	1,271	(46,294)	(10,176)	21,399

NET ASSETS
Change in net assets	(15,587)	(232,894)	22,510	(7,268)	(11,271)	23,920
Beginning of period	2,800,516	3,033,410	420,518	427,786	327,319	303,399
End of period	$2,784,929	$2,800,516	$443,028	$420,518	$316,048	$327,319
Accumulated undistributed (distributions in excess of) net investment income	$93	$118	$1,522	$1,306	$(3)	$(2)

SHARE TRANSACTIONS
Issued	28,219	44,893	2,069	4,419	1,428	3,822
Subscriptions in-kind (Note 8)	735	—	—	—	—	—
Reinvested	3,812	7,662	39	96	549	1,018
Redeemed	(32,500)	(34,446)	(1,965)	(7,236)	(3,006)	(2,623)
Redemption in-kind (Note 8)	—	(44,605)	—	—	—	—
Change in Shares	266	(26,496)	143	(2,721)	(1,029)	2,217

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Core Bond Trust
Six Months Ended August 31, 2007 (Unaudited)	$9.78	$0.24	$(0.06)	$0.18	$(0.24)	$—	$(0.24)
Year Ended February 28, 2007	9.70	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 to February 28, 2006 (d)	9.99	0.32	(0.29)	0.03	(0.32)	—	(0.32)
February 7, 2005 (e) to June 30, 2005	10.00	0.19	0.00	0.19	(0.20)	—	(0.20)

Equity Index Trust
Six Months Ended August 31, 2007 (Unaudited)	17.53	0.17	0.82	0.99	(0.16)	—	(0.16)
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)	(0.36)
July 1, 2005 to February 28, 2006 (d)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (e) to June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
Six Months Ended August 31, 2007 (Unaudited)	9.76	0.24	(0.04)	0.20	(0.24)	—	(0.24)
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 to February 28, 2006 (d)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (e) to June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	The Fund changed its fiscal year end from June 30 to the last day of February.
(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)
$ 9.72	1.91%	$2,784,929	0.15%	4.96%	0.42%	6%
9.78	5.86	2,800,516	0.15	4.82	0.43	12
9.70	0.30	3,033,410	0.15	4.97	0.42	12
9.99	1.89	2,841,627	0.15	4.88	0.43	6

18.36	5.65	443,028	0.10	1.78	0.39	9
17.53	11.87	420,518	0.10	1.85	0.40	10
16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

9.72	2.06	316,048	0.15	4.84	0.46	6
9.76	5.81	327,319	0.15	4.82	0.46	14
9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Three separate series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of August 31, 2007 (amounts in thousands):

	Market Value	Percentage
Intermediate Bond Trust	$1	—%(g)

(g)	Amount rounds to less than 0.1%

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

The Funds may invest in exchange traded futures for hedging purposes or in anticipation of buying or selling a specific security.

As of August 31, 2007, the Equity Index Trust had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

E. Securities Lending — To generate additional income, each Fund may lend up to 33-1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (collectively, “U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB, acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. For the six months ended August 31, 2007, JPMCB voluntarily reduced its fees to: (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of August 31, 2007, the following Funds had securities with the following market values on loan, received the following collateral and for the six months then ended, these Funds paid the following amounts to JPMCB, a related party affiliate (amounts in thousands):

	Lending Agent Fees Paid	Market Value of Collateral	Market Value of Loaned Securities
Core Bond Trust	$82	$349,251	$343,830
Equity Index Trust	6	22,766	22,700
Intermediate Bond Trust	11	36,606	35,974

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

I. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

J. New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Funds’ financial statements upon adoption. Management continually reviews the Funds’ tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws, regulations and interpretations, thereof.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2007 are as follows (amounts in thousands):

Core Bond Trust	$168
Equity Index Trust	2
Intermediate Bond Trust	18

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

E. Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense on short sales, interest, taxes and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the six months ended August 31, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2008.

For the six months ended August 31, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$2,405	$1,388	$3,793
Equity Index Trust	438	227	665
Intermediate Bond Trust	338	158	496

F. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Sub-administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the period ended August 31, 2007, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2007, purchases and sales of investments (excluding short-term investments and in-kind transactions) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$197,020	$125,771	$23,790	$25,045
Equity Index Trust	39,044	38,437	—	—
Intermediate Bond Trust	27,550	15,574	4,455	1,238

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2007, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,184,569	$12,162	$68,828	$(56,666)
Equity Index Trust	384,419	93,340	12,711	80,629
Intermediate Bond Trust	359,212	811	8,346	(7,535)

6. Borrowings

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility at August 31, 2007, or at any time during the six months then ended.

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

8. Transfers-In-Kind

For the six months ended August 31, 2007, certain shareholders of the Core Bond Trust purchased shares and the Core Bond Trust received portfolio securities primarily by means of a Subscription in-kind for shares of the Core Bond Trust. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

Date	Market Value	Type
August 31, 2007	$7,193	Subscription in-kind

For the year ended February 28, 2007, certain shareholders of the Core Bond Trust redeemed shares and the Core Bond Trust paid the redemption proceeds primarily by means of a redemption in-kind of the Core Bond Trust’s portfolio securities in exchange for shares of the Core Bond Trust. Cash and portfolio securities were transferred on the dates at market values listed, and gains for book purposes which resulted from the redemption in-kind are listed below (amounts in thousands):

Date	Market Value	Realized Gain (Loss)	Type
March 28, 2006	$430,443	$(14,303)	Redemption in-kind

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

TRUSTEES
(Unaudited)

Name (Year of Birth); Positions With the Funds	Principal Occupation(s) During Past 5 Years	Number of Funds in JPMorgan Funds Complex (1) Overseen by Trustee	Other Directorships Held Outside JPMorgan Funds Complex
Non-Interested Trustees
Cheryl Ballenger (1956); Chairperson and Trustee since 2005	Mathematics Teacher, Vernon Hills High School (August 2004–Present); Mathematics Teacher, Round Lake High School (2003–2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	10	None.
Jerry B. Lewis (1939); Trustee since 2005	Retired; formerly President, Lewis Investments Inc. (registered investment advisor); previously, various managerial and executive positions at Ford Motor Company (Treasurer’s Office, Controller’s Office, Auditing and Corporate Strategy)	10	None.
John R. Rettberg (1937); Trustee since 2005	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	10	None.
Ken Whipple (1934); Trustee since 2005	Chairman (2002–Present) and CEO (2002–2004), CMS Energy	10	Korn Ferry International (executive recruitment) and CMS Energy
Interested Trustee
John F. Ruffle (2) (1937); Trustee since 2005	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	10	Trustee of Johns Hopkins University and Director of American Shared Hospital Services

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve currently includes two investment companies.

(2)	The Board has designated Mr. Ruffle an “interested person” at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust’s investment advisor.

The contact address for each Trustee is 245 Park Avenue, New York, NY 10167.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Scott E. Richter (1956), Secretary and Chief Legal Officer (2005)*
From April 2005 to present, Managing Director and Associate General Counsel, JPMorgan Chase & Co. From February 2003 to present, Senior Associate General Counsel, Bank One Corporation (now known as JPMorgan Chase & Co.). From November 1998 to January 2003, Deputy General Counsel, Institutional Division, INVESCO.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Susan M. Canning (1969), Assistant Secretary (2007)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co.; Ms. Canning has served as an attorney with various titles for JPMorgan Chase & Co. since 1997.
Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.
**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

AUGUST 31, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   65

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at March 1, 2007, and continued to hold your shares at the end of the reporting period, August 31, 2007.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,019.10	$0.76	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

Equity Index Trust
Actual	1,000.00	1,056.50	0.52	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10

Intermediate Bond Trust
Actual	1,000.00	1,020.60	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

66   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2007

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FOR MORE INFORMATION:

INVESTMENT ADVISOR
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
245 Park Avenue
New York, New York 10167

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. August 2007.	SAN-INSTT-807

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

November 7, 2007

By:	/s/____________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 7, 2007